Registration No. 333-05593
                           Registration No. 811-07659
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]

         Pre-Effective Amendment No.                                       [ ]



         Post-Effective Amendment No. 8                                    [X]



                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]



         Amendment No. 17                                                  [X]



                        (Check appropriate box or boxes)

                              --------------------

                            SEPARATE ACCOUNT No. 49
                                       of
           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)

                              --------------------

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                              --------------------


                                  MARY P. BREEN
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
           The Equitable Life Assurance Society of the United States
             1290 Avenue of the Americas, New York, New York 10104
                    (Name and Address of Agent for Service)

                              --------------------

                  Please send copies of all communications to:
                               PETER E. PANARITES
                        Freedman, Levy, Kroll & Simonds
                    1050 Connecticut Avenue, N.W., Suite 825
                             Washington, D.C. 20036

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):


  [ ]    Immediately upon filing pursuant to paragraph (b) of Rule 485

  [X]    On December 31, 1998 pursuant to paragraph (b) of Rule 485.



  [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ]    On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

         Units of interest in Separate Account under variable annuity contracts.

                                      NOTE


     The principal purpose of this post-effective amendment ("Amendment") is to file eight prospectus supplements with respect to new features that have been added to the Accumulator line of annuity products and to incorporate, in certain of the supplements, certain features described in Accumulator prospectus supplements dated November 30, 1998, as described in the supplements filed as part of the Amendment. In addition, certain related exhibits are being filed. The Amendment does not amend or delete the prospectus, prospectus profile, or statement of additional information, dated May 1, 1998 any supplement thereto (other than the supplements dated November 30, 1998), or any other part of the Registration Statement except as specifically noted herein.


64560vI

                                  SUPPLEMENT TO
                             EQUITABLE ACCUMULATOR(SM)
                                (IRA, NQ, AND QP)
                        PROSPECTUS DATED MAY 1, 1998, AND
              TAX SHELTERED ANNUITY SUPPLEMENT DATED JUNE 18, 1998

          Combination Variable and Fixed Deferred Annuity Certificates

                                    Issued By
            The Equitable Life Assurance Society of the United States

--------------------------------------------------------------------------------

This prospectus supplement (SUPPLEMENT) adds to or changes certain information contained in the Profile and Prospectus dated May 1, 1998, and the Tax Sheltered Annuity prospectus supplement (TSA SUPPLEMENT) dated June 18, 1998. Capitalized terms have the same meaning as in the Prospectus and TSA Supplement.

This prospectus supplement provides information on the following enhancements to the Equitable Accumulator Certificates: (1) a new Investment Fund and a new Guarantee Period; (2) waiver of withdrawal charge for disability; and (3) a new Beneficiary Continuation Option.

Information is also provided regarding the reduction in the interest rate credited under the Guaranteed Minimum Income Benefit benefit base and the Guaranteed Minimum Death Benefit from 6% to 5% (from 4% to 3% for amounts in the Alliance Money Market Fund and the Guarantee Periods). The guaranteed minimum annuity purchase factors used in calculating the Guaranteed Minimum Income Benefit will be based on interest at 2.5% for all years.


(1) NEW INVESTMENT OPTIONS
--------------------------

IN THE THIRD PARAGRAPH ON THE COVER PAGE OF THE PROSPECTUS, THE NUMBER OF VARIABLE INVESTMENT FUNDS AVAILABLE IS CHANGED FROM 17 TO 18.

THE FOLLOWING IS ADDED UNDER ITEM 4 "INVESTMENT OPTIONS" AT THE END OF THE LIST OF THE EQAT INVESTMENT FUNDS ON PAGE 3 OF THE PROFILE AND AT THE END OF THE THIRD COLUMN UNDER THE LIST OF INVESTMENT FUNDS ON THE COVER PAGE OF THE
PROSPECTUS:

o        MFS Growth with Income

IN ITEM 4 OF THE PROFILE IN THE PARAGRAPH FOLLOWING THE LIST OF INVESTMENT FUNDS, AND THROUGHOUT THE PROSPECTUS, THE DISCUSSION OF AVAILABLE GUARANTEE PERIODS (REFERRED TO AS GUARANTEED FIXED INTEREST ACCOUNTS IN THE PROFILE) IS CHANGED. THE GUARANTEE PERIOD MATURING IN 1999 IS NO LONGER AVAILABLE FOR ALLOCATION. A GUARANTEE PERIOD WITH AN EXPIRATION DATE OF FEBRUARY 15, 2009 IS ADDED.




--------------------------------------------------------------------------------
    Copyright 1999 The Equitable Life Assurance Society of the United States,
           New York, New York 10104. All rights reserved. Accumulator is a service mark and baseBUILDER is a registered service mark of The
           Equitable Life Assurance Society of the United States.

SUPPLEMENT DATED JANUARY 4, 1999

PROS 1A SUPP5 (1/99)

IN ITEM 5 "EXPENSES" BEGINNING ON PAGE 3 OF THE PROFILE, THE FOLLOWING INFORMATION IS ADDED AT THE END OF THE TABLE OF EXPENSES:

---------------------------------------------------------------------------------------------------------------------------
                                              TOTAL             TOTAL                                  EXAMPLES
                                              ANNUAL           ANNUAL            TOTAL               total annual
                                           CERTIFICATE        PORTFOLIO          ANNUAL           expenses at end of:
INVESTMENT FUNDS                             CHARGES           CHARGES          CHARGES              (1)        (2)
                                                                                                   1 Year     10 Years
MFS Growth with Income                         1.35%             0.85%            2.20%            $92.28      $288.16
---------------------------------------------------------------------------------------------------------------------------

THE FOLLOWING IS ADDED AT THE END OF THE TABLE UNDER "HRT AND EQAT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)" ON PAGE 8 OF THE PROSPECTUS:

---------------------------------------------------------------------------------------------------------------------------
                                           INVESTMENT                                                        TOTAL
                                          MANAGEMENT &                                  OTHER               ANNUAL
PORTFOLIOS                                ADVISORY FEES        12B-1 FEE(5)           EXPENSES             EXPENSES
                                          -------------        ------------           --------             --------
MFS Growth with Income (7)                    0.55%                0.25%                0.05%                0.85%
---------------------------------------------------------------------------------------------------------------------------

THE FOLLOWING IS ADDED AT THE END OF THE FIRST PARAGRAPH UNDER FOOTNOTE (7) ON PAGE 8 OF THE PROSPECTUS:

The MFS Growth with Income Portfolio had initial seed capital invested on December 31, 1998.

THE FOLLOWING IS ADDED AT THE END OF THE SECOND PARAGRAPH UNDER FOOTNOTE (7):

The total annual operating expenses for the MFS Growth with Income Portfolio is limited to 0.85% of the average daily net assets.

THE FOLLOWING IS ADDED AFTER THE THIRD PARAGRAPH UNDER FOOTNOTE (7):

For the MFS Growth with Income Portfolio which had initial seed capital invested on December 31, 1998, absent the expense limitation, we estimate that the other expenses for 1999 will be 0.777%.

THE FOLLOWING IS ADDED AFTER THE "EXAMPLES" TABLE UNDER THE EQAT INVESTMENT FUNDS ON PAGE 9 OF THE PROSPECTUS:

-------------------------------------------------------------------------------------------------------------------
                        IF YOU SURRENDER YOUR CERTIFICATE AT THE  IF YOU DO NOT SURRENDER YOUR CERTIFICATE
                        END OF EACH PERIOD SHOWN, THE EXPENSES    AT THE END OF EACH PERIOD SHOWN, THE
                        WOULD BE:                                 EXPENSES WOULD BE:
                        1 YEAR   3 YEARS     5 YEARS  10 YEARS    1 YEAR     3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------------------------------------------------
MFS Growth with Income  $92.28   $124.93       --     --          $25.43      $78.41      --        --

THE FOLLOWING REPLACES THE SECOND SENTENCE UNDER THE DESCRIPTION OF "MASSACHUSETTS FINANCIAL SERVICES COMPANY" ON PAGE 13 OF THE PROSPECTUS:

MFS advises MFS Research and MFS Growth with Income, domestic equity portfolios, and MFS Emerging Growth Companies, an aggressive equity portfolio.

THE FOLLOWING IS ADDED AT THE END OF THE TABLE UNDER "INVESTMENT POLICIES AND OBJECTIVES OF HRT'S PORTFOLIOS AND EQAT'S PORTFOLIOS" BEGINNING ON PAGE 15 OF THE PROSPECTUS:

    -----------------------------------------------------------------------------------------------------------------
            EQAT PORTFOLIO                          INVESTMENT POLICY                            OBJECTIVE

    MFS Growth with Income           Primarily equity securities that the adviser      Reasonable current income
                                     considers to be of high or improving investment   and long-term growth of
                                     quality with due regard for both probable         capital and income
                                     income and probable safety of capital.
    -----------------------------------------------------------------------------------------------------------------

THE FOLLOWING IS ADDED AT THE END OF THE ADVISORY FEE TABLE FOR THE EQAT PORTFOLIOS ON PAGE 37 OF THE PROSPECTUS:

                  ---------------------------------------------------
                                                           MAXIMUM
                                                          INVESTMENT
                                                         ADVISORY FEE
                  EQAT PORTFOLIO                        (ANNUAL RATE)
                  ---------------------------------------------------
                  MFS Growth with Income                     0.55%

(2) WAIVER OF WITHDRAWAL CHARGE FOR DISABILITY
----------------------------------------------

THE FOLLOWING IS ADDED AFTER THE FIFTH PARAGRAPH UNDER "FREE CORRIDOR AMOUNT" ON PAGE 35 OF THE PROSPECTUS:

Exceptions to the Withdrawal Charge

A withdrawal charge will not apply in the following events. However, we reserve the right to impose a withdrawal charge, in accordance with your Certificate and applicable state law, for preexisting conditions or conditions which began within 12 months of the Contract Date for these events:

o the Annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

o we receive proof satisfactory to us that the Annuitant's life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician); or

o the Annuitant has been confined to a nursing home for more than a 90-day period (or such other period, if required in your state) as verified by a licensed physician. A nursing home for this purpose means one which is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

     - its main function is to provide skilled, intermediate, or custodial nursing care;

     -    it provides continuous room and board to three or more persons;

     -    it is supervised by a registered nurse or licensed practical nurse;

     -    it keeps daily medical records of each patient;

     -    it controls and records all medications dispensed; and

     -    its primary service is other than to provide housing for residents.

This provision may not currently be available in all states. Also, events for which the withdrawal charge will not apply may be limited in some states. Your registered representative can provide information about state availability, or you may contact our Processing Office.

(3) BENEFICIARY CONTINUATION OPTION
-----------------------------------

THE FOLLOWING IS ADDED AFTER THE SECOND PARAGRAPH UNDER "HOW DEATH BENEFIT PAYMENT IS MADE" -- "SUCCESSOR ANNUITANT/CERTIFICATE OWNER" ON PAGE 27 OF THE
PROSPECTUS:

Beneficiary Continuation Option for Traditional IRA Certificates

Upon the death of the Annuitant under a Traditional IRA Certificate, a non-spouse beneficiary may elect to keep the Certificate in the name of the deceased Annuitant, and receive distributions under the Certificate instead of the death benefit being paid in a lump sum. The beneficiary's choices are subject to the conditions in the following paragraphs and depend in part on whether the Annuitant dies before or after the "Required Beginning Date" for required minimum distributions. "Required Beginning Date" is discussed in Part 8 under "Distributions from Traditional IRA Certificates".

If the Annuitant dies after the "Required Beginning Date" for required minimum distributions, the Certificate will continue if: (i) the Annuitant was receiving Minimum Distribution Withdrawals from this Certificate; and (ii) the pattern of Minimum Distribution Withdrawals the Annuitant chose was based in part on the life of the designated beneficiary. The withdrawals will then continue to be paid to the beneficiary on the same basis as the Annuitant chose before death. Our "Minimum Distribution Withdrawals" are described in Part 5. We will have a record as to whether this option is available to the beneficiary. The beneficiary's ability to elect this option may be limited based on the calculation method the Annuitant chose to determine the required minimum distribution amounts. You should contact our Processing Office for further information.

If the Annuitant dies before the "Required Beginning Date" (and therefore was not taking Minimum Distribution Withdrawals under the Certificate), the beneficiary may begin taking Minimum Distribution Withdrawals under the Certificate. The Annuity Account Value will be reset to the death benefit and that amount will be applied to provide the withdrawals. These withdrawals will commence by December 31 of the calendar year following the Annuitant's death and will be based on the beneficiary's life expectancy. If there is more than one beneficiary, the shortest life expectancy is used.

The designated beneficiary must be a natural person and of legal age at the time of election. To elect this option the appropriate form must be completed and sent to our Processing Office within 30 days following the date we receive proof of the Annuitant's death. This option may not currently be available in all states. Your registered representative can provide information about state availability, or you may contact our Processing Office.

While the distributions are in effect, the beneficiary may transfer the Certificate's Annuity Account Value among the Investment Options. However, subsequent contributions will not be permitted and the Guaranteed Minimum Income Benefit and the death benefit (including the Guaranteed Minimum Death Benefit) provisions will no longer be in effect. Although the only withdrawals that will be permitted are Minimum Distribution Withdrawals, the beneficiary may choose at any time to withdraw all of the Annuity Account Value and no withdrawal charges will apply.

================================================================================

IN THE PROFILE AND THROUGHOUT THE PROSPECTUS, "5% ROLL UP TO AGE 80" REPLACES "6% ROLL UP TO AGE 80."

IN THE TABLE UNDER "EXPENSES" IN ITEM 5 OF THE PROFILE, PLEASE NOTE THAT THE EXPENSE NUMBERS UNDER THE COLUMN HEADING "10 YEARS" WILL BE SLIGHTLY LOWER THAN THE NUMBERS SHOWN DUE TO THE REDUCTION IN THE INTEREST RATE CREDITED UNDER THE GUARANTEED MINIMUM INCOME BENEFIT BENEFIT BASE.

THE FOLLOWING REPLACES THE THIRD PARAGRAPH UNDER "DEATH BENEFIT" IN ITEM 9 OF THE PROFILE:

5% Roll Up to Age 80 (Not available in New York) -- We add interest to the initial amount at 5% (3% for amounts in the Alliance Money Market Fund and Guaranteed Fixed Interest Accounts) through the annuitant's age 80 (or at the annuitant's death, if earlier). The 5% interest rate will still apply for amounts in the Alliance Money Market Fund under the Special Dollar Cost Averaging program discussed in item 10 "OTHER INFORMATION."

IN THE TABLE UNDER THE HEADING "EXAMPLES" ON PAGE 9 OF THE PROSPECTUS, PLEASE NOTE THAT OTHER THAN FOR SURRENDER IN THE FIRST YEAR WHEN THE EXPENSE NUMBERS WILL BE THE SAME, THE NUMBERS WILL BE SLIGHTLY LOWER THAN THE NUMBERS SHOWN DUE TO THE CHANGE IN THE INTEREST RATE CREDITED UNDER THE GUARANTEED MINIMUM INCOME BENEFIT BENEFIT BASE.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER THE HEADING "BASEBUILDER BENEFITS" ON PAGE 25 OF THE PROSPECTUS:

The baseBUILDER option provides guaranteed benefits in the form of a Combined Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit. The combined benefit is available for Annuitant issue ages 20 through 75 and is subject to an additional charge (see "baseBUILDER Benefits Charge" in Part 6 of the Prospectus). baseBUILDER provides a degree of protection for you while the Annuitant lives (Income Benefit), as well as for the beneficiary should the Annuitant die. As part of baseBUILDER you will have a choice of two Guaranteed Minimum Death Benefit options for Annuitant issue ages 20 through 75: (i) a 5% Roll Up to Age 80 or (ii) an Annual Ratchet to Age 80. The Guaranteed Minimum Death Benefit choices are still provided under the Certificate even if you do not elect baseBUILDER. The two choices are also provided for Annuitant issue ages 0 through 19 under NQ Certificates and for Annuitant issue ages 76 through
79. baseBUILDER is not currently available in New York.

THE FOLLOWING REPLACES THE THIRD PARAGRAPH AND THE CHART FOLLOWING THE PARAGRAPH UNDER THE HEADING "GUARANTEED MINIMUM INCOME BENEFIT" BEGINNING ON PAGE 25 OF THE PROSPECTUS:

Illustrated below are Guaranteed Minimum Income Benefit amounts per $100,000 of initial contribution, for a male Annuitant age 60 (at issue) on Contract Date anniversaries as indicated below, assuming no subsequent contributions, withdrawals, or loans under TSA Certificates, and assuming there were no allocations to the Alliance Money Market Fund or the Guaranteed Period Account.

        ---------------------------------------------------------------
                                           Guaranteed Minimum
                                     Income Benefit - Annual Income
              Contract Date              Payable for Life with
         Anniversary at Exercise         10 Year Period Certain
        ---------------------------------------------------------------
                  7                              $ 8,315
                 10                               10,341
                 15                               14,924
        ---------------------------------------------------------------

THE FOLLOWING REPLACES THE FIRST THREE PARAGRAPHS UNDER THE SUBHEADING "GUARANTEED MINIMUM DEATH BENEFIT" ON PAGE 27 OF THE PROSPECTUS AND THE SECOND PARAGRAPH UNDER THE SUBHEADING "GUARANTEED MINIMUM DEATH BENEFIT" BEGINNING ON PAGE 3 OF THE TSA SUPPLEMENT:

Applicable for Annuitant Issue Ages 0 through 79 under NQ Certificates; 20 through 78 under Traditional IRA, Roth IRA and TSA Certificates; and 20 through 70 under QP Certificates

You elect either the "5% Roll Up to Age 80" or the "Annual Ratchet to Age 80" Guaranteed Minimum Death Benefit when you apply for a Certificate. Once elected, the benefit may not be changed.

5% Roll Up to Age 80 - On the Contract Date, the Guaranteed Minimum Death Benefit is equal to the initial contribution. Thereafter, the Guaranteed Minimum Death Benefit is credited with interest at 5% (3% for amounts in the Alliance Money Market Fund and the Guarantee Periods) on each Contract Date anniversary (compounded annually) through the Annuitant's age 80 (or at the Annuitant's death, if earlier), and 0% thereafter. An interest rate of 5% will apply for amounts in the Alliance Money Market Fund under the Special Dollar Cost Averaging program. Under TSA Certificates, while a loan is outstanding, the amount in the loan reserve account will be credited with interest at 3%.

On the date that a subsequent contribution is applied, your current Guaranteed Minimum Death Benefit will increase by the dollar amount of the subsequent contribution. On the date that a withdrawal is made, your Guaranteed Minimum Death Benefit will be adjusted for the withdrawal. See "How Withdrawals Affect Your Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit" below.

The 5% Roll Up to Age 80 Guaranteed Minimum Death Benefit is not available in New York.

THE FOLLOWING REPLACES THE INFORMATION UNDER THE HEADING "HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT AND GUARANTEED MINIMUM DEATH BENEFIT" ON PAGE 32 OF THE PROSPECTUS:

Withdrawals will reduce your guaranteed benefits on either a dollar-for-dollar basis or on a pro rata basis as explained below:

Guaranteed Minimum Income Benefit benefit base -- Your current Guaranteed Minimum Income Benefit benefit base (described below) will be reduced on a dollar-for-dollar basis as long as the sum of your withdrawals in a Contract Year is 5% or less of the beginning of Contract Year Guaranteed Minimum Death Benefit. Once you take a withdrawal that causes the sum of your withdrawals in a Contract Year to exceed 5% of the beginning of Contract Year Guaranteed Minimum Death Benefit, that withdrawal and any subsequent withdrawals in that same Contract Year will reduce your current Guaranteed Minimum Income Benefit benefit base on a pro rata basis.

5% Roll Up to Age 80 -- If you elect the 5% Roll Up to Age 80 Guaranteed Minimum Death Benefit, your current Guaranteed Minimum Death Benefit will be reduced on a dollar-for-dollar basis as long as the sum of your withdrawals in a Contract Year is 5% or less of the beginning of Contract Year Guaranteed Minimum Death Benefit. Once you take a withdrawal that causes the sum of your withdrawals in a Contract Year to exceed 5% of the beginning of Contract Year Guaranteed Minimum Death Benefit, that withdrawal and any subsequent withdrawals in that same Contract Year will reduce your current Guaranteed Minimum Death Benefit on a pro rata basis.

Annual Ratchet to Age 80 -- If you elect the Annual Ratchet to Age 80 Guaranteed Minimum Death Benefit, each withdrawal will always reduce your current Guaranteed Minimum Death Benefit on a pro rata basis.

Reduction on a dollar-for-dollar basis means that your current benefit will be reduced by the dollar amount of the withdrawal. Reduction on a pro rata basis means that we calculate the percentage of the Annuity Account Value (as of the Transaction Date) that is being withdrawn and we reduce your current benefit by that same percentage. For example, if your Annuity Account Value is $30,000 and you withdraw $12,000, you have withdrawn 40% ($12,000/ $30,000) of your Annuity Account Value. If your Guaranteed Minimum Death Benefit was $40,000 prior to the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new Guaranteed Minimum Death Benefit after the withdrawal would be $24,000 ($40,000 -- $16,000).

The timing of your withdrawals and whether they exceed the 5% threshold described above can have a significant impact on your Guaranteed Minimum Income Benefit or Guaranteed Minimum Death Benefit.

THE FOLLOWING REPLACES THE INFORMATION UNDER THE SUBHEADING "GUARANTEED MINIMUM INCOME BENEFIT BENEFIT BASE" ON PAGE 32 OF THE PROSPECTUS AND THE PARAGRAPH UNDER THE SUBHEADING "GUARANTEED MINIMUM INCOME BENEFIT ON PAGE 4 OF THE TSA
SUPPLEMENT:

On the Contract Date, the Guaranteed Minimum Income Benefit benefit base is equal to the initial contribution. Thereafter, the Guaranteed Minimum Income Benefit benefit base is credited with interest at 5% (3% for amounts in the Alliance Money Market Fund and the Guarantee Periods) on each Contract Date anniversary (compounded annually) through the Annuitant's age 80, and 0% thereafter. An interest rate of 5% will apply for amounts in the Alliance Money Market Fund under the Special Dollar Cost Averaging program. Under TSA Certificates, while a loan is outstanding, the amount in the loan reserve account will be credited with interest at 3%.

On the date that a subsequent contribution is applied, your current Guaranteed Minimum Income Benefit benefit base will increase by the dollar amount of the subsequent contribution. On the date that a withdrawal is made, your Guaranteed Minimum Income Benefit benefit base will be reduced by (i) the dollar amount of the withdrawal or (ii) the percentage of the Annuity Account Value being withdrawn, as explained above. The Guaranteed Minimum Income Benefit benefit base will also be reduced by any withdrawal charge remaining on the Transaction Date that you exercise your Guaranteed Minimum Income Benefit.

Your Guaranteed Minimum Income Benefit benefit base is applied to guaranteed minimum annuity purchase factors to determine the Guaranteed Minimum Income Benefit. The guaranteed minimum annuity purchase factors are based on (i) interest at 2.5%, and (ii) mortality tables that assume increasing longevity. These interest and mortality factors are generally more conservative than the basis underlying current annuity purchase factors, which means that they would produce less periodic income for an equal amount applied.

Your Guaranteed Minimum Income Benefit benefit base does not create an Annuity Account Value or a Cash Value and is used solely for purposes of calculating your Guaranteed Minimum Income Benefit.

       The following replaces Appendix III on page 60 of the Prospectus:

             APPENDIX III: GUARANTEED MINIMUM DEATH BENEFIT EXAMPLE
--------------------------------------------------------------------------------
Under the Certificates the death benefit is equal to the Annuity Account Value or, if greater, the Guaranteed Minimum Death Benefit (see "Guaranteed Minimum Death Benefit" on page 6 of this Supplement and on page 27 of the Prospectus).

The following is an example illustrating the calculation of the Guaranteed Minimum Death Benefit. Assuming $100,000 is allocated to the Investment Funds (with no allocation to the Alliance Money Market Fund or the Guarantee Periods), no subsequent contributions, no transfers, no withdrawals, and no loans under a TSA Certificate, the Guaranteed Minimum Death Benefit for an Annuitant age 45 would be calculated as follows:

   --------------------------------------------------------------------------------------------------------------------
          End of                                              5% Roll Up to Age 80         Annual Ratchet to Age 80
         Contract                   Annuity                    Guaranteed Minimum             Guaranteed Minimum
           Year                  Account Value                   Death Benefit                  Death Benefit
   --------------------------------------------------------------------------------------------------------------------

             1                       $105,000                        $105,000(1)                  $105,000(3)
             2                       $115,500                        $110,250(2)                  $115,500(3)
             3                       $129,360                        $115,763(2)                  $129,360(3)
             4                       $103,488                        $121,551(1)                  $129,360(4)
             5                       $113,837                        $127,628(1)                  $129,360(4)
             6                       $127,497                        $134,010(1)                  $129,360(4)
             7                       $127,497                        $140,710(1)                  $129,360(4)
   --------------------------------------------------------------------------------------------------------------------

The Annuity Account Values for Contract Years 1 through 7 are determined based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%,
12.00% and 0.00%. We are using these rates solely to illustrate how the benefit is determined. The rates of return bear no relationship to past or future investment results.

5% ROLL UP TO AGE 80

(1) At the end of Contract Years 1 and again at the end of Contract Years 4 through 7, the death benefit will be equal to the Guaranteed Minimum Death Benefit.

(2) At the end of Contract Years 2 and 3, the death benefit will be equal to the Annuity Account Value since it is higher than the current Guaranteed Minimum Death Benefit.

ANNUAL RATCHET TO AGE 80

(3) At the end of Contract Years 1, through 3, the Guaranteed Minimum Death Benefit is equal to the current Annuity Account Value.

(4) At the end of Contract Years 4 through 7, the Guaranteed Minimum Death Benefit is equal to the Guaranteed Minimum Death Benefit at the end of the prior year since it is equal to or higher than the current Annuity Account Value.

                                  SUPPLEMENT TO
                             EQUITABLE ACCUMULATOR(SM)
                                (IRA, NQ AND QP)
                        PROSPECTUS DATED MAY 1, 1998 AND
              TAX SHELTERED ANNUITY SUPPLEMENT DATED JUNE 18, 1998

          COMBINATION VARIABLE AND FIXED DEFERRED ANNUITY CERTIFICATES

                                   Issued By:
            The Equitable Life Assurance Society of the United States

--------------------------------------------------------------------------------

This prospectus supplement (SUPPLEMENT) changes certain information in the Equitable Accumulator (IRA, NQ and QP) prospectus dated May 1, 1998, and the Tax Sheltered Annuity prospectus supplement dated June 18, 1998 (TSA SUPPLEMENT). This Supplement describes the baseBUILDER(R) Combined Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit offered to Annuitant issue ages 76 through 83. Capitalized terms in this supplement have the same meaning as in the Prospectus and TSA Supplement.

The versions of the Combined Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit discussed on page 25 of the prospectus under "baseBUILDER Benefits" and pages 3 and 4 of the TSA Supplement are not available for Annuitant issue ages 76 through 83. The combined benefit available for these issue ages was offered under prospectus supplements dated May 1, 1998 and June 18, 1998.

The interest rate credited under the Guaranteed Minimum Income Benefit benefit base and the Guaranteed Minimum Death Benefit will be reduced from 4% to 3%. The guaranteed minimum annuity purchase factors used in calculating the Guaranteed Minimum Income Benefit will be based on interest at 2.5% for all years.

The charge for the benefit described in this Supplement is 0.30% of the Guaranteed Minimum Income Benefit benefit base in effect on a Processing Date.

THE EXERCISE DATES AND PERIOD CERTAIN FOR THE GUARANTEED MINIMUM INCOME BENEFIT APPLICABLE TO THE COMBINED BENEFIT IS AS FOLLOWS:

     The Guaranteed Minimum Income Benefit may be exercised only within 30 days following the 7th or later Contract Date anniversary, but in no event later than the Annuitant's age 90.

     The period certain will be 90 less the Annuitant's age at exercise.

THE GUARANTEED MINIMUM DEATH BENEFIT APPLICABLE TO THE COMBINED BENEFIT IS AS
FOLLOWS:

     3% Roll Up to Age 85 - On the Contract Date, the Guaranteed Minimum Death Benefit is equal to the initial contribution. Thereafter, the Guaranteed Minimum Death Benefit is credited with interest at 3% on each Contract Date anniversary (compounded annually) through the Annuitant's age 85 (or at the Annuitant's death, if earlier), and 0% thereafter.

     On the date that a subsequent contribution is applied, your current Guaranteed Minimum Death Benefit will increase by the dollar amount of the subsequent contribution. On the date that a withdrawal is made, your Guaranteed Minimum Death Benefit will be adjusted for the withdrawal.


--------------------------------------------------------------------------------
    Copyright 1999 The Equitable Life Assurance Society of the United States,
                 New York, New York 10104. All rights reserved.
 Accumulator is a service mark and baseBUILDER is a registered service mark of The Equitable Life Assurance Society of the United States.

SUPPLEMENT DATED JANUARY 4, 1999

PROS 1A SUPP6 (1/99)

THE FOLLOWING REPLACES THE THIRD PARAGRAPH AND THE CHART FOLLOWING THE PARAGRAPH UNDER THE HEADING "GUARANTEED MINIMUM INCOME BENEFIT" ON PAGE 25 OF THE
PROSPECTUS:

     Illustrated below are Guaranteed Minimum Income Benefit amounts per $100,000 of initial contribution, for a male Annuitant age 76 (at issue) on Contract Date anniversaries as indicated below, assuming no subsequent contributions, withdrawals, or loans under TSA Certificates.

     ------------------------------------------------------------------------------------------------------------
               Contract Date                         Form of                     Guaranteed Minimum Income
          Anniversary at Exercise                    Annuity                      Benefit -- Annual Income
     ------------------------------------------------------------------------------------------------------------
                     7                   Life with 7 Year Period Certain                 $ 11,647.84

                     14                             Life only                              21,587.70
     ------------------------------------------------------------------------------------------------------------

THE FOLLOWING REPLACES THE INFORMATION UNDER THE HEADING "HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT AND GUARANTEED MINIMUM DEATH BENEFIT" ON PAGE 32 OF THE PROSPECTUS:

     Withdrawals will reduce your guaranteed benefits on either a dollar-for-dollar basis or on a pro rata basis as explained below:

     Your current Guaranteed Minimum Income Benefit benefit base (described below) and your current Guaranteed Minimum Death Benefit will be reduced on a dollar-for-dollar basis as long as the sum of your withdrawals in a Contract Year is 3% or less of the beginning of Contract Year Guaranteed Minimum Death Benefit. Once you take a withdrawal that causes the sum of your withdrawals in a Contract Year to exceed 3% of the beginning of Contract Year Guaranteed Minimum Death Benefit, that withdrawal and any subsequent withdrawals in that same Contract Year will reduce your current Guaranteed Minimum Income Benefit benefit base and your current Guaranteed Minimum Death Benefit on a pro rata basis.

     Reduction on a dollar-for-dollar basis means that your current benefit will be reduced by the dollar amount of the withdrawal. Reduction on a pro rata basis means that we calculate the percentage of the Annuity Account Value (as of the Transaction Date) that is being withdrawn and we reduce your current benefit by that same percentage. For example, if your Annuity Account Value is $30,000 and you withdraw $12,000, you have withdrawn 40% ($12,000/ $30,000) of your Annuity Account Value. If your Guaranteed Minimum Death Benefit was $40,000 prior to the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new Guaranteed Minimum Death Benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

     The timing of your withdrawals and whether they exceed the 3% threshold described above can have a significant impact on your Guaranteed Minimum Income Benefit or Guaranteed Minimum Death Benefit.

THE FOLLOWING REPLACES THE FIRST TWO PARAGRAPHS UNDER THE HEADING "GUARANTEED MINIMUM INCOME BENEFIT BENEFIT BASE" PAGE 32 OF THE PROSPECTUS:

     On the Contract Date, the Guaranteed Minimum Income Benefit benefit base is equal to the initial contribution. Thereafter, the Guaranteed Minimum Income Benefit benefit base is credited with interest at 3% on each Contract Date anniversary (compounded annually) through the Annuitant's age 85, and 0% thereafter.

     On the date that a subsequent contribution is applied, your current Guaranteed Minimum Income Benefit benefit base will increase by the dollar amount of the subsequent contribution. On the date that a withdrawal is made, your Guaranteed Minimum Income Benefit benefit base will be reduced by (i) the dollar amount of the withdrawal or (ii) the percentage of the Annuity Account Value being withdrawn, as explained above. The Guaranteed Minimum Income Benefit benefit base will also be reduced by any withdrawal charge remaining on the Transaction Date that you exercise your Guaranteed Minimum Income Benefit.

     Your Guaranteed Minimum Income Benefit benefit base is applied to guaranteed minimum annuity purchase factors to determine the Guaranteed Minimum Income Benefit. The guaranteed minimum annuity purchase factors are based on (i) interest at 2.5%, and (ii) mortality tables that assume increasing longevity. These interest and mortality factors are generally more conservative than the basis underlying current annuity purchase factors, which means that they would produce less periodic income for an equal amount applied.

THE FOLLOWING REPLACES APPENDIX III ON PAGE 60 OF THE PROSPECTUS:

             APPENDIX III: GUARANTEED MINIMUM DEATH BENEFIT EXAMPLE
--------------------------------------------------------------------------------

Under the Certificates the death benefit is equal to the Annuity Account Value or, if greater, the Guaranteed Minimum Death Benefit (see "Guaranteed Minimum Death Benefit" on page 1 of this Supplement and on page 27 of the Prospectus).

The following is an example illustrating the calculation of the Guaranteed Minimum Death Benefit. Assuming $100,000 is allocated to the Investment Funds, no subsequent contributions, no withdrawals, and no loans under a TSA Certificate, the Guaranteed Minimum Death Benefit for an Annuitant age 76 would be calculated as follows:

   -------------------------------------------------------------------------
          End of                                 3% Roll Up to Age 85
         Contract            Annuity              Guaranteed Minimum
           Year           Account Value             Death Benefit
   -------------------------------------------------------------------------

            1               $105,000                 $103,000(1)
            2               $115,500                 $106,090(1)
            3               $129,360                 $109,273(1)
            4               $103,488                 $112,551(2)
            5               $113,837                 $115,927(2)
            6               $127,497                 $119,405(1)
            7               $127,497                 $122,987(1)
   -------------------------------------------------------------------------

The Annuity Account Values for Contract Years 1 through 7 are determined based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%,
12.00% and 0.00%. We are using these rates solely to illustrate how the benefit is determined. The rates of return bear no relationship to past or future investment results.

(1) For Contract Years 1 through 3, and 6 through 7 the death benefit is equal to the Annuity Account Value.

(2) For Contract Years 4 and 5, the death benefit is equal to the Guaranteed Minimum Death Benefit.

                                  SUPPLEMENT TO
                             EQUITABLE ACCUMULATOR(SM)
                                (IRA, NQ, AND QP)
                        PROSPECTUS DATED MAY 1, 1998, AND
              TAX SHELTERED ANNUITY SUPPLEMENT DATED JUNE 18, 1998

          Combination Variable and Fixed Deferred Annuity Certificates

                                    Issued By
            The Equitable Life Assurance Society of the United States

--------------------------------------------------------------------------------

This prospectus supplement (SUPPLEMENT) adds to or changes certain information contained in the Profile and Prospectus dated May 1, 1998, and the Tax Sheltered Annuity prospectus supplement (TSA SUPPLEMENT) dated June 18, 1998. Capitalized terms have the same meaning as in the Prospectus and TSA Supplement.

This prospectus supplement provides information on the following enhancements to the Equitable Accumulator Certificates: (1) three new Investment Funds and a new Guarantee Period; (2) waiver of withdrawal charge for disability; and (3) a new Beneficiary Continuation Option.

Information is also provided regarding the reduction in the interest rate credited under the Guaranteed Minimum Income Benefit benefit base and the Guaranteed Minimum Death Benefit from 6% to 5% (from 4% to 3% for amounts in the Alliance Money Market Fund and the Guarantee Periods). The guaranteed minimum annuity purchase factors used in calculating the Guaranteed Minimum Income Benefit will be based on interest at 2.5% for all years.


(1) NEW INVESTMENT OPTIONS
--------------------------

IN THE THIRD PARAGRAPH ON THE COVER PAGE OF THE PROSPECTUS, THE NUMBER OF VARIABLE INVESTMENT FUNDS AVAILABLE IS CHANGED FROM 19 TO 22.

THE FOLLOWING IS ADDED UNDER ITEM 4 "INVESTMENT OPTIONS" AT THE END OF THE LIST OF THE EQAT INVESTMENT FUNDS ON PAGE 3 OF THE PROFILE AND AT THE END OF THE THIRD COLUMN UNDER THE LIST OF INVESTMENT FUNDS ON THE COVER PAGE OF THE
PROSPECTUS:

o  EQ/Evergreen
o  EQ/Evergreen Foundation
o  MFS Growth with Income

IN ITEM 4 OF THE PROFILE IN THE PARAGRAPH FOLLOWING THE LIST OF INVESTMENT FUNDS, AND THROUGHOUT THE PROSPECTUS, THE DISCUSSION OF AVAILABLE GUARANTEE PERIODS (REFERRED TO AS GUARANTEED FIXED INTEREST ACCOUNTS IN THE PROFILE) IS CHANGED. THE GUARANTEE PERIOD MATURING IN 1999 IS NO LONGER AVAILABLE FOR ALLOCATION. A GUARANTEE PERIOD WITH AN EXPIRATION DATE OF FEBRUARY 15, 2009 IS ADDED.


--------------------------------------------------------------------------------
    Copyright 1999 The Equitable Life Assurance Society of the United States,
                 New York, New York 10104. All rights reserved.
 Accumulator is a service mark and baseBUILDER is a registered service mark of The Equitable Life Assurance Society of the United States.

SUPPLEMENT DATED JANUARY 4, 1999

PROS 1AML SUPP5 (1/99)

IN ITEM 5 "EXPENSES" BEGINNING ON PAGE 3 OF THE PROFILE, THE FOLLOWING INFORMATION IS ADDED AT THE END OF THE TABLE OF EXPENSES:

--------------------------------------------------------------------------------------------------------------------------
                                              TOTAL             TOTAL                                  EXAMPLES
                                              ANNUAL           ANNUAL            TOTAL               Total Annual
                                           CERTIFICATE        PORTFOLIO          ANNUAL           Expenses at End of:
INVESTMENT FUNDS                             CHARGES           CHARGES          CHARGES              (1)        (2)
                                                                                                   1 Year     10 Years
--------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen                                   1.35%             1.05%            2.40%            $94.27      $307.88
EQ/Evergreen Foundation                        1.35%             0.95%            2.30%            $93.27      $298.05
MFS Growth with Income                         1.35%             0.85%            2.20%            $92.28      $288.16
--------------------------------------------------------------------------------------------------------------------------


THE FOLLOWING IS ADDED AT THE END OF THE TABLE UNDER "HRT AND EQAT ANNUAL
EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)" ON
PAGE 8 OF THE PROSPECTUS:

--------------------------------------------------------------------------------------------------------------------------
                                           INVESTMENT                                                        TOTAL
                                          MANAGEMENT &                                  OTHER               ANNUAL
PORTFOLIOS                                ADVISORY FEES        12B-1 FEE(5)           EXPENSES             EXPENSES
--------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen (7)                              0.75%                0.25%                0.05%                1.05%
EQ/Evergreen Foundation (7)                   0.63%                0.25%                0.07%                0.95%
MFS Growth with Income (7)                    0.55%                0.25%                0.05%                0.85%
--------------------------------------------------------------------------------------------------------------------------

THE FOLLOWING IS ADDED AT THE END OF THE FIRST PARAGRAPH UNDER FOOTNOTE (7) ON PAGE 8 OF THE PROSPECTUS:

The EQ/Evergreen, EQ/Evergreen Foundation and MFS Growth with Income Portfolios had initial seed capital invested on December 31, 1998.

THE FOLLOWING IS ADDED AT THE END OF THE SECOND PARAGRAPH UNDER FOOTNOTE (7):

The total annual operating expenses of the following portfolios are also limited for the respective average daily net assets as follows: EQ/Evergreen - 1.05%; EQ/Evergreen Foundation - 0.95%; and MFS Growth with Income - 0.85%.

THE FOLLOWING IS ADDED AFTER THE THIRD PARAGRAPH UNDER FOOTNOTE (7):

For the EQAT Portfolios which had initial seed capital invested on December 31, 1998, absent the expense limitation, we estimate that the other expenses for 1999 will be 0.777% for the EQ/Evergreen and MFS Growth with Income Portfolios; and 0.848% for the EQ/Evergreen Foundation Portfolio.

THE FOLLOWING IS ADDED AFTER THE "EXAMPLES" TABLE UNDER THE EQAT INVESTMENT FUNDS ON PAGE 9 OF THE PROSPECTUS:

---------------------------------------------------------------------------------------------------------------------------
                                   IF YOU SURRENDER YOUR CERTIFICATE AT THE  IF YOU DO NOT SURRENDER YOUR CERTIFICATE
                                   END OF EACH PERIOD SHOWN, THE EXPENSES    AT THE END OF EACH PERIOD SHOWN, THE
                                   WOULD BE:                                 EXPENSES WOULD BE:

                                   1 YEAR   3 YEARS  5 YEARS  10 YEARS       1 YEAR      3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen                       $94.27   $130.90       --     --          $27.42      $84.37      --        --
EQ/Evergreen Foundation             93.27    127.92       --     --           26.42       81.38      --        --
MFS Growth with Income              92.28    124.93       --     --           25.43       78.41      --        --

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER "EQAT'S INVESTMENT ADVISERS" ON PAGE 12 OF THE PROSPECTUS:

Bankers Trust Company, Evergreen Asset Management Corp., J.P. Morgan Investment Management Inc., Lazard Asset Management, Massachusetts Financial Services Company, Merrill Lynch Asset Management, L.P., Morgan Stanley Asset Management Inc., and Putnam Investment Management, Inc. serve as EQAT advisers only for their respective EQAT Portfolios.

THE FOLLOWING IS ADDED AFTER THE DESCRIPTION OF "BANKERS TRUST COMPANY" ON PAGE 13 OF THE PROSPECTUS:

EVERGREEN ASSET MANAGEMENT CORP.

Evergreen Asset Management Corp. (EVERGREEN) is a wholly-owned subsidiary of First Union Corporation (FIRST UNION), a bank holding company. First Union, through Evergreen and other subsidiaries, offers a broad range of financial services to individuals and businesses throughout the United States. As of December 31, 1997, Evergreen's combined assets under management totaled over $40 billion. Evergreen advises EQ/Evergreen and EQ/Evergreen Foundation, domestic equity portfolios. Evergreen is located at 2500 Westchester Avenue, Purchase, New York 10577.

THE FOLLOWING REPLACES THE SECOND SENTENCE UNDER THE DESCRIPTION OF "MASSACHUSETTS FINANCIAL SERVICES COMPANY" ON PAGE 13 OF THE PROSPECTUS:

MFS advises MFS Research and MFS Growth with Income, domestic equity portfolios, and MFS Emerging Growth Companies, an aggressive equity portfolio.

THE FOLLOWING IS ADDED AT THE END OF THE TABLE UNDER "INVESTMENT POLICIES AND OBJECTIVES OF HRT'S PORTFOLIOS AND EQAT'S PORTFOLIOS" BEGINNING ON PAGE 14 OF THE PROSPECTUS:

    -----------------------------------------------------------------------------------------------------------------
            EQAT PORTFOLIO                          INVESTMENT POLICY                            OBJECTIVE
    -----------------------------------------------------------------------------------------------------------------

    EQ/Evergreen                     Primarily common stocks and convertible           Capital appreciation
                                     securities of companies that are little-known,
                                     relatively small, or represent special
                                     situations which, in the view of the adviser,
                                     offer potential for capital appreciation.
    -----------------------------------------------------------------------------------------------------------------

    EQ/Evergreen Foundation          Invests in a diversified, balanced portfolio of   In order of priority,
                                     stocks and bonds.                                 reasonable income,
                                                                                       conservation of capital and
                                                                                       capital appreciation
    -----------------------------------------------------------------------------------------------------------------

    MFS Growth with Income           Primarily equity securities that the adviser      Reasonable current income
                                     considers to be of high or improving investment   and long-term growth of
                                     quality with due regard for both probable         capital and income
                                     income and probable safety of capital.
    -----------------------------------------------------------------------------------------------------------------

THE FOLLOWING IS ADDED AT THE END OF THE ADVISORY FEE TABLE FOR THE EQAT PORTFOLIOS ON PAGE 36 OF THE PROSPECTUS:

            ------------------------------------------------------
                                                        MAXIMUM
                                                      INVESTMENT
                                                     ADVISORY FEE
                  EQAT PORTFOLIO                     (ANNUAL RATE)
            ------------------------------------------------------
                  EQ/Evergreen                           0.75%
                  EQ/Evergreen Foundation                0.63%
                  MFS Growth with Income                 0.55%

(2) WAIVER OF WITHDRAWAL CHARGE FOR DISABILITY
----------------------------------------------

THE FOLLOWING IS ADDED AFTER THE FIFTH PARAGRAPH UNDER "FREE CORRIDOR AMOUNT" ON PAGE 34 OF THE PROSPECTUS:

Exceptions to the Withdrawal Charge

A withdrawal charge will not apply in the following events. However, we reserve the right to impose a withdrawal charge, in accordance with your Certificate and applicable state law, for preexisting conditions or conditions which began within 12 months of the Contract Date for these events:

o the Annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

o we receive proof satisfactory to us that the Annuitant's life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician); or

o the Annuitant has been confined to a nursing home for more than a 90-day period (or such other period, if required in your state) as verified by a licensed physician. A nursing home for this purpose means one which is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

    - its main function is to provide skilled, intermediate, or custodial nursing care;

    -   it provides continuous room and board to three or more persons;

    -   it is supervised by a registered nurse or licensed practical nurse;

    -   it keeps daily medical records of each patient;

    -   it controls and records all medications dispensed; and

    -   its primary service is other than to provide housing for residents.

This provision may not currently be available in all states. Also, events for which the withdrawal charge will not apply may be limited in some states. Your registered representative can provide information about state availability, or you may contact our Processing Office.

(3) BENEFICIARY CONTINUATION OPTION
-----------------------------------

THE FOLLOWING IS ADDED AFTER THE SECOND PARAGRAPH UNDER "HOW DEATH BENEFIT PAYMENT IS MADE" -- "SUCCESSOR ANNUITANT/CERTIFICATE OWNER" ON PAGE 26 OF THE
PROSPECTUS:

Beneficiary Continuation Option for Traditional IRA Certificates

Upon the death of the Annuitant under a Traditional IRA Certificate, a non-spouse beneficiary may elect to keep the Certificate in the name of the deceased Annuitant, and receive distributions under the Certificate instead of the death benefit being paid in a lump sum. The beneficiary's choices are subject to the conditions in the following paragraphs and depend in part on whether the Annuitant dies before or after the "Required Beginning Date" for required minimum distributions. "Required Beginning Date" is discussed in Part 7 under "Distributions from Traditional IRA Certificates".

If the Annuitant dies after the "Required Beginning Date" for required minimum distributions, the Certificate will continue if: (i) the Annuitant was receiving Minimum Distribution Withdrawals from this Certificate; and (ii) the pattern of Minimum Distribution Withdrawals the Annuitant chose was based in part on the life of the designated beneficiary. The withdrawals will then continue to be paid to the beneficiary on the same basis as the Annuitant chose before death. Our "Minimum Distribution Withdrawals" are described in Part 4. We will have a record as to whether this option is available to the beneficiary. The beneficiary's ability to elect this option may be limited based on the calculation method the Annuitant chose to determine the required minimum distribution amounts. You should contact our Processing Office for further information.

If the Annuitant dies before the "Required Beginning Date" (and therefore was not taking Minimum Distribution Withdrawals under the Certificate), the beneficiary may begin taking Minimum Distribution Withdrawals under the Certificate. The Annuity Account Value will be reset to the death benefit and that amount will be applied to provide the withdrawals. These withdrawals will commence by December 31 of the calendar year following the Annuitant's death and will be based on the beneficiary's life expectancy. If there is more than one beneficiary, the shortest life expectancy is used.

The designated beneficiary must be a natural person and of legal age at the time of election. To elect this option the appropriate form must be completed and sent to our Processing Office within 30 days following the date we receive proof of the Annuitant's death. This option may not currently be available in all states. Your registered representative can provide information about state availability, or you may contact our Processing Office.

While the distributions are in effect, the beneficiary may transfer the Certificate's Annuity Account Value among the Investment Options. However, subsequent contributions will not be permitted and the Guaranteed Minimum Income Benefit and the death benefit (including the Guaranteed Minimum Death Benefit) provisions will no longer be in effect. Although the only withdrawals that will be permitted are Minimum Distribution Withdrawals, the beneficiary may choose at any time to withdraw all of the Annuity Account Value and no withdrawal charges will apply.

================================================================================

IN THE PROFILE AND THROUGHOUT THE PROSPECTUS, "5% ROLL UP TO AGE 80" REPLACES "6% ROLL UP TO AGE 80."

IN THE TABLE UNDER "EXPENSES" IN ITEM 5 OF THE PROFILE, PLEASE NOTE THAT THE EXPENSE NUMBERS UNDER THE COLUMN HEADING "10 YEARS" WILL BE SLIGHTLY LOWER THAN THE NUMBERS SHOWN DUE TO THE REDUCTION IN THE INTEREST RATE CREDITED UNDER THE GUARANTEED MINIMUM INCOME BENEFIT BENEFIT BASE.

THE FOLLOWING REPLACES THE THIRD PARAGRAPH UNDER "DEATH BENEFIT" IN ITEM 9 OF THE PROFILE:

5% Roll Up to Age 80 (Not available in New York) -- We add interest to the initial amount at 5% (3% for amounts in the Alliance Money Market Fund and Guaranteed Fixed Interest Accounts) through the annuitant's age 80 (or at the annuitant's death, if earlier). The 5% interest rate will still apply for amounts in the Alliance Money Market Fund under the Special Dollar Cost Averaging program discussed in item 10 "OTHER INFORMATION."

IN THE TABLE UNDER THE HEADING "EXAMPLES" ON PAGE 9 OF THE PROSPECTUS, PLEASE NOTE THAT OTHER THAN FOR SURRENDER IN THE FIRST YEAR WHEN THE EXPENSE NUMBERS WILL BE THE SAME, THE NUMBERS WILL BE SLIGHTLY LOWER THAN THE NUMBERS SHOWN DUE TO THE CHANGE IN THE INTEREST RATE CREDITED UNDER THE GUARANTEED MINIMUM INCOME BENEFIT BENEFIT BASE.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER THE HEADING "BASEBUILDER BENEFITS" ON PAGE 23 OF THE PROSPECTUS:

The baseBUILDER option provides guaranteed benefits in the form of a Combined Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit. The combined benefit is available for Annuitant issue ages 20 through 75 and is subject to an additional charge (see "baseBUILDER Benefits Charge" in Part 5 of the Prospectus). baseBUILDER provides a degree of protection for you while the Annuitant lives (Income Benefit), as well as for the beneficiary should the Annuitant die. As part of baseBUILDER you will have a choice of two Guaranteed Minimum Death Benefit options for Annuitant issue ages 20 through 75: (i) a 5% Roll Up to Age 80 or (ii) an Annual Ratchet to Age 80. The Guaranteed Minimum Death Benefit choices are still provided under the Certificate even if you do not elect baseBUILDER. The two choices are also provided for Annuitant issue ages 0 through 19 under NQ Certificates and for Annuitant issue ages 76 through
79. baseBUILDER is not currently available in New York.

THE FOLLOWING REPLACES THE THIRD PARAGRAPH AND THE CHART FOLLOWING THE PARAGRAPH UNDER THE HEADING "GUARANTEED MINIMUM INCOME BENEFIT" ON PAGE 24 OF THE
PROSPECTUS:

Illustrated below are Guaranteed Minimum Income Benefit amounts per $100,000 of initial contribution, for a male Annuitant age 60 (at issue) on Contract Date anniversaries as indicated below, assuming no subsequent contributions, withdrawals, or loans under TSA Certificates, and assuming there were no allocations to the Alliance Money Market Fund or the Guaranteed Period Account.

      ---------------------------------------------------------------
                                         Guaranteed Minimum
                                   Income Benefit -- Annual Income
            Contract Date              Payable for Life with
       Anniversary at Exercise         10 Year Period Certain
      ---------------------------------------------------------------
                7                              $ 8,315
               10                               10,341
               15                               14,924
      ---------------------------------------------------------------

THE FOLLOWING REPLACES THE FIRST THREE PARAGRAPHS UNDER THE SUBHEADING "GUARANTEED MINIMUM DEATH BENEFIT" ON PAGE 25 OF THE PROSPECTUS AND THE SECOND PARAGRAPH UNDER THE SUBHEADING "GUARANTEED MINIMUM DEATH BENEFIT" BEGINNING ON PAGE 3 OF THE TSA SUPPLEMENT:

Applicable for Annuitant Issue Ages 0 through 79 under NQ Certificates; 20 through 78 under IRA and TSA Certificates; and 20 through 70 under QP Certificates

You elect either the "5% Roll Up to Age 80" or the "Annual Ratchet to Age 80" Guaranteed Minimum Death Benefit when you apply for a Certificate. Once elected, the benefit may not be changed.

5% Roll Up to Age 80 -- On the Contract Date, the Guaranteed Minimum Death Benefit is equal to the initial contribution. Thereafter, the Guaranteed Minimum Death Benefit is credited with interest at 5% (3% for amounts in the Alliance Money Market Fund and the Guarantee Periods) on each Contract Date anniversary (compounded annually) through the Annuitant's age 80 (or at the Annuitant's death, if earlier), and 0% thereafter. An interest rate of 5% will apply for amounts in the Alliance Money Market Fund under the Special Dollar Cost Averaging program. Under TSA Certificates, while a loan is outstanding, the amount in the loan reserve account will be credited with interest at 3%.

On the date that a subsequent contribution is applied, your current Guaranteed Minimum Death Benefit will increase by the dollar amount of the subsequent contribution. On the date that a withdrawal is made, your Guaranteed Minimum Death Benefit will be adjusted for the withdrawal. See "How Withdrawals Affect Your Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit" below.

The 5% Roll Up to Age 80 Guaranteed Minimum Death Benefit is not available in New York.

THE FOLLOWING REPLACES THE INFORMATION UNDER THE HEADING "HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT AND GUARANTEED MINIMUM DEATH BENEFIT" ON PAGE 31 OF THE PROSPECTUS:

Withdrawals will reduce your guaranteed benefits on either a dollar-for-dollar basis or on a pro rata basis as explained below:

Guaranteed Minimum Income Benefit benefit base -- Your current Guaranteed Minimum Income Benefit benefit base (described below) will be reduced on a dollar-for-dollar basis as long as the sum of your withdrawals in a Contract Year is 5% or less of the beginning of Contract Year Guaranteed Minimum Death Benefit. Once you take a withdrawal that causes the sum of your withdrawals in a Contract Year to exceed 5% of the beginning of Contract Year Guaranteed Minimum Death Benefit, that withdrawal and any subsequent withdrawals in that same Contract Year will reduce your current Guaranteed Minimum Income Benefit benefit base on a pro rata basis.

5% Roll Up to Age 80 -- If you elect the 5% Roll Up to Age 80 Guaranteed
Minimum Death Benefit, your current Guaranteed Minimum Death Benefit will be reduced on a dollar-for-dollar basis as long as the sum of your withdrawals in a Contract Year is 5% or less of the beginning of Contract Year Guaranteed Minimum Death Benefit. Once you take a withdrawal that causes the sum of your withdrawals in a Contract Year to exceed 5% of the beginning of Contract Year Guaranteed Minimum Death Benefit, that withdrawal and any subsequent withdrawals in that same Contract Year will reduce your current Guaranteed Minimum Death Benefit on a pro rata basis.

Annual Ratchet to Age 80 -- If you elect the Annual Ratchet to Age 80 Guaranteed Minimum Death Benefit, each withdrawal will always reduce your current Guaranteed Minimum Death Benefit on a pro rata basis.

Reduction on a dollar-for-dollar basis means that your current benefit will be reduced by the dollar amount of the withdrawal. Reduction on a pro rata basis means that we calculate the percentage of the Annuity Account Value (as of the Transaction Date) that is being withdrawn and we reduce your current benefit by that same percentage. For example, if your Annuity Account Value is $30,000 and you withdraw $12,000, you have withdrawn 40% ($12,000/ $30,000) of your Annuity Account Value. If your Guaranteed Minimum Death Benefit was $40,000 prior to the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new Guaranteed Minimum Death Benefit after the withdrawal would be $24,000 ($40,000
- $16,000).

The timing of your withdrawals and whether they exceed the 5% threshold described above can have a significant impact on your Guaranteed Minimum Income Benefit or Guaranteed Minimum Death Benefit.

THE FOLLOWING REPLACES THE INFORMATION UNDER THE SUBHEADING "GUARANTEED MINIMUM INCOME BENEFIT BENEFIT BASE" ON PAGE 31 OF THE PROSPECTUS AND THE PARAGRAPH UNDER THE SUBHEADING "GUARANTEED MINIMUM INCOME BENEFIT ON PAGE 4 OF THE TSA
SUPPLEMENT:

On the Contract Date, the Guaranteed Minimum Income Benefit benefit base is equal to the initial contribution. Thereafter, the Guaranteed Minimum Income Benefit benefit base is credited with interest at 5% (3% for amounts in the Alliance Money Market Fund and the Guarantee Periods) on each Contract Date anniversary (compounded annually) through the Annuitant's age 80, and 0% thereafter. An interest rate of 5% will apply for amounts in the Alliance Money Market Fund under the Special Dollar Cost Averaging program. Under TSA Certificates, while a loan is outstanding, the amount in the loan reserve account will be credited with interest at 3%.

On the date that a subsequent contribution is applied, your current Guaranteed Minimum Income Benefit benefit base will increase by the dollar amount of the subsequent contribution. On the date that a withdrawal is made, your Guaranteed Minimum Income Benefit benefit base will be reduced by (i) the dollar amount of the withdrawal or (ii) the percentage of the Annuity Account Value being withdrawn, as explained above. The Guaranteed Minimum Income Benefit benefit base will also be reduced by any withdrawal charge remaining on the Transaction Date that you exercise your Guaranteed Minimum Income Benefit.

Your Guaranteed Minimum Income Benefit benefit base is applied to guaranteed minimum annuity purchase factors to determine the Guaranteed Minimum Income Benefit. The guaranteed minimum annuity purchase factors are based on (i) interest at 2.5%, and (ii) mortality tables that assume increasing longevity. These interest and mortality factors are generally more conservative than the basis underlying current annuity purchase factors, which means that they would produce less periodic income for an equal amount applied.

Your Guaranteed Minimum Income Benefit benefit base does not create an Annuity Account Value or a Cash Value and is used solely for purposes of calculating your Guaranteed Minimum Income Benefit.

THE FOLLOWING REPLACES APPENDIX III ON PAGE 59 OF THE PROSPECTUS:

             APPENDIX III: GUARANTEED MINIMUM DEATH BENEFIT EXAMPLE
--------------------------------------------------------------------------------

Under the Certificates the death benefit is equal to the Annuity Account Value or, if greater, the Guaranteed Minimum Death Benefit (see "Guaranteed Minimum Death Benefit" on page 7 of this Supplement and on page 25 of the Prospectus).

The following is an example illustrating the calculation of the Guaranteed Minimum Death Benefit. Assuming $100,000 is allocated to the Investment Funds (with no allocation to the Alliance Money Market Fund or the Guarantee Periods), no subsequent contributions, no transfers, no withdrawals, and no loans under a TSA Certificate, the Guaranteed Minimum Death Benefit for an Annuitant age 45 would be calculated as follows:

   --------------------------------------------------------------------------------------------------------------------
          End of                                              5% Roll Up to Age 80         Annual Ratchet to Age 80
         Contract                   Annuity                    Guaranteed Minimum             Guaranteed Minimum
           Year                  Account Value                   Death Benefit                  Death Benefit
   --------------------------------------------------------------------------------------------------------------------

             1                       $105,000                        $105,000(1)                  $105,000(3)
             2                       $115,500                        $110,250(2)                  $115,500(3)
             3                       $129,360                        $115,763(2)                  $129,360(3)
             4                       $103,488                        $121,551(1)                  $129,360(4)
             5                       $113,837                        $127,628(1)                  $129,360(4)
             6                       $127,497                        $134,010(1)                  $129,360(4)
             7                       $127,497                        $140,710(1)                  $129,360(4)
   --------------------------------------------------------------------------------------------------------------------

The Annuity Account Values for Contract Years 1 through 7 are determined based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%,
12.00% and 0.00%. We are using these rates solely to illustrate how the benefit is determined. The rates of return bear no relationship to past or future investment results.

5% ROLL UP TO AGE 80

(1) At the end of Contract Years 1 and again at the end of Contract Years 4 through 7, the death benefit will be equal to the Guaranteed Minimum Death Benefit.

(2) At the end of Contract Years 2 and 3, the death benefit will be equal to the Annuity Account Value since it is higher than the current Guaranteed Minimum Death Benefit.

ANNUAL RATCHET TO AGE 80

(3) At the end of Contract Years 1, through 3, the Guaranteed Minimum Death Benefit is equal to the current Annuity Account Value.

(4) At the end of Contract Years 4 through 7, the Guaranteed Minimum Death Benefit is equal to the Guaranteed Minimum Death Benefit at the end of the prior year since it is equal to or higher than the current Annuity Account Value.

                                  SUPPLEMENT TO
                             EQUITABLE ACCUMULATOR(SM)
                                (IRA, NQ AND QP)
                        PROSPECTUS DATED MAY 1, 1998 AND
              TAX SHELTERED ANNUITY SUPPLEMENT DATED JUNE 18, 1998

          COMBINATION VARIABLE AND FIXED DEFERRED ANNUITY CERTIFICATES

                                   Issued By:
            The Equitable Life Assurance Society of the United States

--------------------------------------------------------------------------------

This prospectus supplement (SUPPLEMENT) changes certain information in the Equitable Accumulator (IRA, NQ and QP) prospectus dated May 1, 1998, and the Tax Sheltered Annuity prospectus supplement dated June 18, 1998 (TSA SUPPLEMENT). This Supplement describes the baseBUILDER(R) Combined Guaranteed Minimum Income Benefit and Guaranteed Minimum DeatH Benefit offered to Annuitant issue ages 76 through 83. Capitalized terms in this supplement have the same meaning as in the Prospectus and TSA Supplement.

The versions of the Combined Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit discussed on page 23 of the prospectus under "baseBUILDER Benefits" and pages 3 and 4 of the TSA Supplement are not available for Annuitant issue ages 76 through 83. The combined benefit available for these issue ages was offered under prospectus supplements dated May 1, 1998 and June 18, 1998.

The interest rate credited under the Guaranteed Minimum Income Benefit benefit base and the Guaranteed Minimum Death Benefit will be reduced from 4% to 3%. The guaranteed minimum annuity purchase factors used in calculating the Guaranteed Minimum Income Benefit will be based on interest at 2.5% for all years.

The charge for the benefit described in this Supplement is 0.30% of the Guaranteed Minimum Income Benefit benefit base in effect on a Processing Date.

THE EXERCISE DATES AND PERIOD CERTAIN FOR THE GUARANTEED MINIMUM INCOME BENEFIT APPLICABLE TO THE COMBINED BENEFIT IS AS FOLLOWS:

     The Guaranteed Minimum Income Benefit may be exercised only within 30 days following the 7th or later Contract Date anniversary, but in no event later than the Annuitant's age 90.

     The period certain will be 90 less the Annuitant's age at exercise.

THE GUARANTEED MINIMUM DEATH BENEFIT APPLICABLE TO THE COMBINED BENEFIT IS AS
FOLLOWS:

     3% Roll Up to Age 85 - On the Contract Date, the Guaranteed Minimum Death Benefit is equal to the initial contribution. Thereafter, the Guaranteed Minimum Death Benefit is credited with interest at 3% on each Contract Date anniversary (compounded annually) through the Annuitant's age 85 (or at the Annuitant's death, if earlier), and 0% thereafter.

     On the date that a subsequent contribution is applied, your current Guaranteed Minimum Death Benefit will increase by the dollar amount of the subsequent contribution. On the date that a withdrawal is made, your Guaranteed Minimum Death Benefit will be adjusted for the withdrawal.


--------------------------------------------------------------------------------
    Copyright 1999 The Equitable Life Assurance Society of the United States,
                 New York, New York 10104. All rights reserved.
 Accumulator is a service mark and baseBUILDER is a registered service mark of The Equitable Life Assurance Society of the United States.

SUPPLEMENT DATED JANUARY 4, 1999

PROS 1AML SUPP6 (1/99)

THE FOLLOWING REPLACES THE THIRD PARAGRAPH AND THE CHART FOLLOWING THE PARAGRAPH UNDER THE HEADING "GUARANTEED MINIMUM INCOME BENEFIT" ON PAGE 24 OF THE
PROSPECTUS:

     Illustrated below are Guaranteed Minimum Income Benefit amounts per $100,000 of initial contribution, for a male Annuitant age 76 (at issue) on Contract Date anniversaries as indicated below, assuming no subsequent contributions, withdrawals, or loans under TSA Certificates.

       ------------------------------------------------------------------------------------------------------------
                 Contract Date                         Form of                     Guaranteed Minimum Income
            Anniversary at Exercise                    Annuity                      Benefit -- Annual Income
       ------------------------------------------------------------------------------------------------------------
                       7                   Life with 7 Year Period Certain                 $ 11,647.84

                       14                             Life only                              21,587.70
       ------------------------------------------------------------------------------------------------------------

THE FOLLOWING REPLACES THE INFORMATION UNDER THE HEADING "HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT AND GUARANTEED MINIMUM DEATH BENEFIT" ON PAGE 31 OF THE PROSPECTUS:

     Withdrawals will reduce your guaranteed benefits on either a dollar-for-dollar basis or on a pro rata basis as explained below:

     Your current Guaranteed Minimum Income Benefit benefit base (described below) and your current Guaranteed Minimum Death Benefit will be reduced on a dollar-for-dollar basis as long as the sum of your withdrawals in a Contract Year is 3% or less of the beginning of Contract Year Guaranteed Minimum Death Benefit. Once you take a withdrawal that causes the sum of your withdrawals in a Contract Year to exceed 3% of the beginning of Contract Year Guaranteed Minimum Death Benefit, that withdrawal and any subsequent withdrawals in that same Contract Year will reduce your current Guaranteed Minimum Income Benefit benefit base and your current Guaranteed Minimum Death Benefit on a pro rata basis.

     Reduction on a dollar-for-dollar basis means that your current benefit will be reduced by the dollar amount of the withdrawal. Reduction on a pro rata basis means that we calculate the percentage of the Annuity Account Value (as of the Transaction Date) that is being withdrawn and we reduce your current benefit by that same percentage. For example, if your Annuity Account Value is $30,000 and you withdraw $12,000, you have withdrawn 40% ($12,000/ $30,000) of your Annuity Account Value. If your Guaranteed Minimum Death Benefit was $40,000 prior to the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new Guaranteed Minimum Death Benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

     The timing of your withdrawals and whether they exceed the 3% threshold described above can have a significant impact on your Guaranteed Minimum Income Benefit or Guaranteed Minimum Death Benefit.

THE FOLLOWING REPLACES THE FIRST TWO PARAGRAPHS UNDER THE HEADING "GUARANTEED MINIMUM INCOME BENEFIT BENEFIT BASE" PAGE 31 OF THE PROSPECTUS:

     On the Contract Date, the Guaranteed Minimum Income Benefit benefit base is equal to the initial contribution. Thereafter, the Guaranteed Minimum Income Benefit benefit base is credited with interest at 3% on each Contract Date anniversary (compounded annually) through the Annuitant's age 85, and 0% thereafter.

     On the date that a subsequent contribution is applied, your current Guaranteed Minimum Income Benefit benefit base will increase by the dollar amount of the subsequent contribution. On the date that a withdrawal is made, your Guaranteed Minimum Income Benefit benefit base will be reduced by (i) the dollar amount of the withdrawal or (ii) the percentage of the Annuity Account Value being withdrawn, as explained above. The Guaranteed Minimum Income Benefit benefit base will also be reduced by any withdrawal charge remaining on the Transaction Date that you exercise your Guaranteed Minimum Income Benefit.

     Your Guaranteed Minimum Income Benefit benefit base is applied to guaranteed minimum annuity purchase factors to determine the Guaranteed Minimum Income Benefit. The guaranteed minimum annuity purchase factors are based on (i) interest at 2.5%, and (ii) mortality tables that assume increasing longevity. These interest and mortality factors are generally more conservative than the basis underlying current annuity purchase factors, which means that they would produce less periodic income for an equal amount applied.

THE FOLLOWING REPLACES APPENDIX III ON PAGE 59 OF THE PROSPECTUS:

             APPENDIX III: GUARANTEED MINIMUM DEATH BENEFIT EXAMPLE
--------------------------------------------------------------------------------
Under the Certificates the death benefit is equal to the Annuity Account Value or, if greater, the Guaranteed Minimum Death Benefit (see "Guaranteed Minimum Death Benefit" on page 1 of this Supplement and on page 25 of the Prospectus).

The following is an example illustrating the calculation of the Guaranteed Minimum Death Benefit. Assuming $100,000 is allocated to the Investment Funds, no subsequent contributions, no withdrawals, and no loans under a TSA Certificate, the Guaranteed Minimum Death Benefit for an Annuitant age 76 would be calculated as follows:

   --------------------------------------------------------------------
          End of                            3% Roll Up to Age 85
         Contract           Annuity          Guaranteed Minimum
           Year          Account Value         Death Benefit
   --------------------------------------------------------------------
             1             $105,000             $103,000(1)
             2             $115,500             $106,090(1)
             3             $129,360             $109,273(1)
             4             $103,488             $112,551(2)
             5             $113,837             $115,927(2)
             6             $127,497             $119,405(1)
             7             $127,497             $122,987(1)
   -------------------------------------------------------------------

The Annuity Account Values for Contract Years 1 through 7 are determined based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%,
12.00% and 0.00%. We are using these rates solely to illustrate how the benefit is determined. The rates of return bear no relationship to past or future investment results.

(1) For Contract Years 1 through 3, and 6 through 7 the death benefit is equal to the Annuity Account Value.

(2) For Contract Years 4 and 5, the death benefit is equal to the Guaranteed Minimum Death Benefit.

                                  SUPPLEMENT TO
                             EQUITABLE ACCUMULATOR(SM)
                                (IRA, NQ, AND QP)
                        PROSPECTUS DATED MAY 1, 1998, AND
              TAX SHELTERED ANNUITY SUPPLEMENT DATED JUNE 18, 1998

          Combination Variable and Fixed Deferred Annuity Certificates

                                    Issued By
            The Equitable Life Assurance Society of the United States

--------------------------------------------------------------------------------

This prospectus supplement (SUPPLEMENT) adds to or changes certain information contained in the Profile and Prospectus dated May 1, 1998, and the Tax Sheltered Annuity prospectus supplement (TSA SUPPLEMENT) dated June 18, 1998. Capitalized terms have the same meaning as in the Prospectus and TSA Supplement.

This prospectus supplement provides information on the following enhancements to the Equitable Accumulator Certificates: (1) three new Investment Funds and a new Guarantee Period; (2) waiver of withdrawal charge for disability; (3) a new Beneficiary Continuation Option; and (4) a Special Dollar Cost Averaging Account.

Information is also provided regarding the reduction in the interest rate credited under the Guaranteed Minimum Income Benefit benefit base and the Guaranteed Minimum Death Benefit from 6% to 5% (from 4% to 3% for amounts in the Alliance Money Market Fund and the Guarantee Periods). The guaranteed minimum annuity purchase factors used in calculating the Guaranteed Minimum Income Benefit will be based on interest at 2.5% for all years.


(1) New Investment Options
--------------------------

IN THE THIRD PARAGRAPH ON THE COVER PAGE OF THE PROSPECTUS, THE NUMBER OF VARIABLE INVESTMENT FUNDS AVAILABLE IS CHANGED FROM 19 to 22.

THE FOLLOWING IS ADDED UNDER ITEM 4 "INVESTMENT OPTIONS" AT THE END OF THE LIST OF THE EQAT INVESTMENT FUNDS ON PAGE 3 OF THE PROFILE AND AT THE END OF THE THIRD COLUMN UNDER THE LIST OF INVESTMENT FUNDS ON THE COVER PAGE OF THE
PROSPECTUS:

o        EQ/Evergreen
o        EQ/Evergreen Foundation
o        MFS Growth with Income

IN ITEM 4 OF THE PROFILE IN THE PARAGRAPH FOLLOWING THE LIST OF INVESTMENT FUNDS, AND THROUGHOUT THE PROSPECTUS, THE DISCUSSION OF AVAILABLE GUARANTEE PERIODS (REFERRED TO AS GUARANTEED FIXED INTEREST ACCOUNTS IN THE PROFILE) IS CHANGED. THE GUARANTEE PERIOD MATURING IN 1999 IS NO LONGER AVAILABLE FOR ALLOCATION. A GUARANTEE PERIOD WITH AN EXPIRATION DATE OF FEBRUARY 15, 2009 IS ADDED.



--------------------------------------------------------------------------------

                   Copyright 1999 The Equitable Life Assurance
             Society of the United States, New York, New York 10104.
             All rights reserved. Accumulator is a service mark and
                   baseBUILDER is a registered service mark of The Equitable Life Assurance Society of the United States.

SUPPLEMENT DATED JANUARY 4, 1999

PROS 1AFU SUPP1 (1/99)

IN ITEM 5 "EXPENSES" BEGINNING ON PAGE 4 OF THE PROFILE, THE FOLLOWING INFORMATION IS ADDED AT THE END OF THE TABLE OF EXPENSES:

---------------------------------------------------------------------------------------------------------------------------
                                              TOTAL             TOTAL                                  EXAMPLES
                                              ANNUAL           ANNUAL            TOTAL               Total Annual
                                           CERTIFICATE        PORTFOLIO          ANNUAL           Expenses at End of:
INVESTMENT FUNDS                             CHARGES           CHARGES          CHARGES              (1)        (2)
                                                                                                   1 Year     10 Years
---------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen                                   1.35%             1.05%            2.40%            $94.27      $307.88
EQ/Evergreen Foundation                        1.35%             0.95%            2.30%            $93.27      $298.05
MFS Growth with Income                         1.35%             0.85%            2.20%            $92.28      $288.16
---------------------------------------------------------------------------------------------------------------------------

THE FOLLOWING IS ADDED AT THE END OF THE TABLE UNDER "HRT AND EQAT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)" ON PAGE 8 OF THE PROSPECTUS:

---------------------------------------------------------------------------------------------------------------------------
                                           INVESTMENT                                                        TOTAL
                                          MANAGEMENT &                                  OTHER               ANNUAL
PORTFOLIOS                                ADVISORY FEES        12B-1 FEE(5)           EXPENSES             EXPENSES
----------                                -------------        ------------           --------             --------
---------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen (7)                              0.75%                0.25%                0.05%                1.05%
EQ/Evergreen Foundation (7)                   0.63%                0.25%                0.07%                0.95%
MFS Growth with Income (7)                    0.55%                0.25%                0.05%                0.85%
---------------------------------------------------------------------------------------------------------------------------

THE FOLLOWING IS ADDED AT THE END OF THE FIRST PARAGRAPH UNDER FOOTNOTE (7) ON PAGE 8 OF THE PROSPECTUS:

The EQ/Evergreen, EQ/Evergreen Foundation and MFS Growth with Income Portfolios had initial seed capital invested on December 31, 1998.

THE FOLLOWING IS ADDED AT THE END OF THE SECOND PARAGRAPH UNDER FOOTNOTE (7):

The total annual operating expenses of the following portfolios are also limited for the respective average daily net assets as follows: EQ/Evergreen - 1.05%; EQ/Evergreen Foundation - 0.95%; and MFS Growth with Income - 0.85%.

THE FOLLOWING IS ADDED AFTER THE THIRD PARAGRAPH UNDER FOOTNOTE (7):

For the EQAT Portfolios which had initial seed capital invested on December 31, 1998, absent the expense limitation, we estimate that the other expenses for 1999 will be 0.777% for the EQ/Evergreen and MFS Growth with Income Portfolios; and 0.848% for the EQ/Evergreen Foundation Portfolio.

THE FOLLOWING IS ADDED AFTER THE "EXAMPLES" TABLE UNDER THE EQAT INVESTMENT FUNDS ON PAGE 9 OF THE PROSPECTUS:

-------------------------------------------------------------------------------------------------------------------
                               IF YOU SURRENDER YOUR CERTIFICATE AT THE    IF YOU DO NOT SURRENDER YOUR CERTIFICATE
                               END OF EACH PERIOD SHOWN, THE EXPENSES AT   THE END OF EACH PERIOD SHOWN, THE
                               WOULD BE:                                   EXPENSES WOULD BE:
                               1 YEAR   3 YEARS  5 YEARS  10 YEARS         1 YEAR      3 YEARS   5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------------------------
EQ/Evergreen                   $94.27   $130.90       --     --            $27.42      $84.37      --        --
EQ/Evergreen Foundation         93.27    127.92       --     --             26.42       81.38      --        --
MFS Growth with Income          92.28    124.93       --     --             25.43       78.41      --        --

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER "EQAT'S INVESTMENT ADVISERS" ON PAGE 12 OF THE PROSPECTUS:

Bankers Trust Company, Evergreen Asset Management Corp., J.P. Morgan Investment Management Inc., Lazard Asset Management, Massachusetts Financial Services Company, Merrill Lynch Asset Management, L.P., Morgan Stanley Asset Management Inc., and Putnam Investment Management, Inc. serve as EQAT advisers only for their respective EQAT Portfolios.

THE FOLLOWING IS ADDED AFTER THE DESCRIPTION OF "BANKERS TRUST COMPANY" ON PAGE 13 OF THE PROSPECTUS:

EVERGREEN ASSET MANAGEMENT CORP.

Evergreen Asset Management Corp. (EVERGREEN) is a wholly-owned subsidiary of First Union Corporation (FIRST UNION), a bank holding company. First Union, through Evergreen and other subsidiaries, offers a broad range of financial services to individuals and businesses throughout the United States. As of December 31, 1997, Evergreen's combined assets under management totaled over $40 billion. Evergreen advises EQ/Evergreen and EQ/Evergreen Foundation, domestic equity portfolios. Evergreen is located at 2500 Westchester Avenue, Purchase, New York 10577.

THE FOLLOWING REPLACES THE SECOND SENTENCE UNDER THE DESCRIPTION OF "MASSACHUSETTS FINANCIAL SERVICES COMPANY" ON PAGE 13 OF THE PROSPECTUS:

MFS advises MFS Research and MFS Growth with Income, domestic equity portfolios, and MFS Emerging Growth Companies, an aggressive equity portfolio.

THE FOLLOWING IS ADDED AT THE END OF THE TABLE UNDER "INVESTMENT POLICIES AND OBJECTIVES OF HRT'S PORTFOLIOS AND EQAT'S PORTFOLIOS" BEGINNING ON PAGE 14 OF THE PROSPECTUS:

    -----------------------------------------------------------------------------------------------------------------
            EQAT PORTFOLIO                          INVESTMENT POLICY                            OBJECTIVE
    -----------------------------------------------------------------------------------------------------------------

    EQ/Evergreen                     Primarily common stocks and convertible           Capital appreciation
                 securities of companies that are little-known,
                     relatively small, or represent special
                  situations which, in the view of the adviser,
                    offer potential for capital appreciation.
    -----------------------------------------------------------------------------------------------------------------

    EQ/Evergreen Foundation          Invests in a diversified, balanced portfolio of   In order of priority,
                                     stocks and bonds.                                 reasonable income,
                                                                                       conservation of capital and
                                                                                       capital appreciation
    -----------------------------------------------------------------------------------------------------------------

    MFS Growth with Income           Primarily equity securities that the adviser      Reasonable current income
                                     considers to be of high or improving investment   and long-term growth of
                                     quality with due regard for both probable         capital and income
                                     income and probable safety of capital.
    -----------------------------------------------------------------------------------------------------------------

THE FOLLOWING IS ADDED AT THE END OF THE ADVISORY FEE TABLE FOR THE EQAT PORTFOLIOS ON PAGE 36 OF THE PROSPECTUS:

                                                                 MAXIMUM
                                                               INVESTMENT
                                                              ADVISORY FEE
          EQAT PORTFOLIO                                      (ANNUAL RATE)
-----------------------------------------------------------------------------
          EQ/Evergreen                                            0.75%
          EQ/Evergreen Foundation                                 0.63%
          MFS Growth with Income                                  0.55%

(2) WAIVER OF WITHDRAWAL CHARGE FOR DISABILITY
----------------------------------------------

THE FOLLOWING IS ADDED AFTER THE FIFTH PARAGRAPH UNDER "FREE CORRIDOR AMOUNT" ON PAGE 34 OF THE PROSPECTUS:

Exceptions to the Withdrawal Charge

A withdrawal charge will not apply in the following events. However, we reserve the right to impose a withdrawal charge, in accordance with your Certificate and applicable state law, for preexisting conditions or conditions which began within 12 months of the Contract Date for these events:

o the Annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

o we receive proof satisfactory to us that the Annuitant's life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician); or

o the Annuitant has been confined to a nursing home for more than a 90-day period (or such other period, if required in your state) as verified by a licensed physician. A nursing home for this purpose means one which is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

     - its main function is to provide skilled, intermediate, or custodial nursing care;

     -    it provides continuous room and board to three or more persons;

     -    it is supervised by a registered nurse or licensed practical nurse;

     -    it keeps daily medical records of each patient;

     -    it controls and records all medications dispensed; and

     -    its primary service is other than to provide housing for residents.

This provision may not currently be available in all states. Also, events for which the withdrawal charge will not apply may be limited in some states. Your registered representative can provide information about state availability, or you may contact our Processing Office.

(3) BENEFICIARY CONTINUATION OPTION
-----------------------------------

THE FOLLOWING IS ADDED AFTER THE SECOND PARAGRAPH UNDER "HOW DEATH BENEFIT PAYMENT IS MADE" -- "SUCCESSOR ANNUITANT/CERTIFICATE OWNER" ON PAGE 26 OF THE
PROSPECTUS:

Beneficiary Continuation Option for Traditional IRA Certificates

Upon the death of the Annuitant under a Traditional IRA Certificate, a non-spouse beneficiary may elect to keep the Certificate in the name of the deceased Annuitant, and receive distributions under the Certificate instead of the death benefit being paid in a lump sum. The beneficiary's choices are subject to the conditions in the following paragraphs and depend in part on whether the Annuitant dies before or after the "Required Beginning Date" for required minimum distributions. "Required Beginning Date" is discussed in Part 7 under "Distributions from Traditional IRA Certificates".

If the Annuitant dies after the "Required Beginning Date" for required minimum distributions, the Certificate will continue if: (i) the Annuitant was receiving Minimum Distribution Withdrawals from this Certificate; and (ii) the pattern of Minimum Distribution Withdrawals the Annuitant chose was based in part on the life of the designated beneficiary. The withdrawals will then continue to be paid to the beneficiary on the same basis as the Annuitant chose before death. Our "Minimum Distribution Withdrawals" are described in Part 4. We will have a record as to whether this option is available to the beneficiary. The beneficiary's ability to elect this option may be limited based on the calculation method the Annuitant chose to determine the required minimum distribution amounts. You should contact our Processing Office for further information.

If the Annuitant dies before the "Required Beginning Date" (and therefore was not taking Minimum Distribution Withdrawals under the Certificate), the beneficiary may begin taking Minimum Distribution Withdrawals under the Certificate. The Annuity Account Value will be reset to the death benefit and that amount will be applied to provide the withdrawals. These withdrawals will commence by December 31 of the calendar year following the Annuitant's death and will be based on the beneficiary's life expectancy. If there is more than one beneficiary, the shortest life expectancy is used.

The designated beneficiary must be a natural person and of legal age at the time of election. To elect this option the appropriate form must be completed and sent to our Processing Office within 30 days following the date we receive proof of the Annuitant's death. This option may not currently be available in all states. Your registered representative can provide information about state availability, or you may contact our Processing Office.

While the distributions are in effect, the beneficiary may transfer the Certificate's Annuity Account Value among the Investment Options. However, subsequent contributions will not be permitted and the Guaranteed Minimum Income Benefit and the death benefit (including the Guaranteed Minimum Death Benefit) provisions will no longer be in effect. Although the only withdrawals that will be permitted are Minimum Distribution Withdrawals, the beneficiary may choose at any time to withdraw all of the Annuity Account Value and no withdrawal charges will apply.

(4) SPECIAL DOLLAR COST AVERAGING ACCOUNT
-----------------------------------------

The following provides information on the Special Dollar Cost Averaging Account a new Investment Option available for the Special Dollar Cost Averaging program discussed on page 23 of the Prospectus. Dollar Cost Averaging from the Special Dollar Cost Averaging Account may not currently be available in your state. If the Special Dollar Cost Averaging Account is not available in your state, the Special Dollar Cost Averaging program from the Alliance Money Market Fund which is described on page 22 of the Prospectus will apply. We reserve the right to discontinue offering Special Dollar Cost Averaging from the Alliance Money Market Fund for new Certificates subject to state availability of the Special Dollar Cost Averaging Account. Your registered representative can provide information about state availability, or you may contact our Processing Office.

Throughout the Profile and Prospectus, the Special Dollar Cost Averaging Account (available only during the first Contract Year) is added as an Investment Option. The Special Dollar Cost Averaging Account is referred to as the Guaranteed Interest Account in the Certificates.

Since the Special Dollar Cost Averaging Account is not part of the Separate Account, it is not covered by the fee table and examples beginning on page 7 of the Prospectus. The only charge shown in the fee table that will be deducted from amounts in the Special Dollar Cost Averaging Account is the withdrawal charge.

THE SPECIAL DOLLAR COST AVERAGING ACCOUNT

The Special Dollar Cost Averaging Account is part of our general account and pays interest at guaranteed rates. The general account supports all of our policy and contract guarantees, as well as our general obligations. See, "General Account" in Part 2 of the Prospectus.

The Special Dollar Cost Averaging Account is only available for Dollar Cost Averaging of your entire initial contribution. Partial allocation of your initial contribution and transfer of amounts into this Account are not permitted. The Special Dollar Cost Averaging Account will not be available as an Investment Option under your Certificate after the first Contract Year. Contributions to the Special Dollar Cost Averaging Account, less transfers under the Special Dollar Cost Averaging program are guaranteed by Equitable Life.

Interest is credited to the Special Dollar Cost Averaging Account every day at the current interest rate. Current interest rates are set periodically by Equitable Life, at its discretion, according to procedures that Equitable Life reserves the right to change. All interest rates are effective annual rates, but before deduction of applicable withdrawal charges.

An interest rate is assigned to each allocation of an initial contribution to the Special Dollar Cost Averaging Account and the rate is guaranteed for a Contract Year. The guaranteed interest rate applicable under the Special Dollar Cost Averaging program is set forth in your Certificate and will never be less than 3%.

Special Dollar Cost Averaging

THE INFORMATION IN THE THREE PARAGRAPHS UNDER "DOLLAR COST AVERAGING" ON PAGE 22 OF THE PROSPECTUS APPLIES, EXCEPT THAT "SPECIAL DOLLAR COST AVERAGING ACCOUNT" REPLACES "ALLIANCE MONEY MARKET FUND."

For Certificate Owners who at issue of the Certificate want to Dollar Cost Average their entire initial contribution from the Special Dollar Cost Averaging Account into the Investment Funds monthly over a period of twelve months, we offer a Special Dollar Cost Averaging program. Under this program your entire initial contribution must be allocated to the Special Dollar Cost Averaging Account and it will be credited with interest at the guaranteed interest rate in effect on the Transaction Date. We will transfer amounts out of the Special Dollar Cost Averaging Account into the Investment Funds according to your instructions. All amounts will be transferred out by the end of the first Contract Year. Thereafter, no other amounts may be allocated to the Special Dollar Cost Averaging Account under your Certificate.

A request by you to transfer or withdraw any amount from the Special Dollar Cost Averaging Account or a request to take a loan from such Account under a TSA Certificate, will cancel this program. Or, you may request to cancel this program at any time by sending us satisfactory notice to our Processing Office. Upon cancellation, all remaining amounts in the Special Dollar Cost Averaging Account will be transferred out and allocated to the other Investment Options according to the allocation percentages you currently have on file with us, unless you specify other allocation percentages.

The Special Dollar Cost Averaging Account is not available under "Self-Directed" and "Principal Assurance" allocations discussed on page 21 of the Prospectus. It is also not available under "General Dollar Cost Averaging" discussed on page 23 of the Prospectus.

Annuity Account Value in the Special Dollar Cost Averaging Account

The amount that you have in the Special Dollar Cost Averaging Account at any time is equal to your initial contribution allocated to the Special Dollar Cost Averaging Account on your behalf plus interest, less the sum of all amounts that have been Dollar Cost Averaged out. See "The Special Dollar Cost Averaging Account" above.

Additional Information on the Special Dollar Cost Averaging Account

We do not guarantee any minimum Cash Value except for amounts in the Special Dollar Cost Averaging Account. See "Cash Value" on page 26 of the Prospectus.

We can defer payment of any portion of the Annuity Account Value in the Special Dollar Cost Averaging Account (other than for death benefits) for up to six months while you are living. See "When Payments Are Made" on page 27 of the Prospectus.

Under current law, there will not be any tax liability for transfers of Annuity Account Value from the Special Dollar Cost Averaging Account. See "Transfers Among Investment Options" on page 38 of the Prospectus.

================================================================================


IN THE PROFILE AND THROUGHOUT THE PROSPECTUS, "5% ROLL UP TO AGE 80" REPLACES "6% ROLL UP TO AGE 80."

IN THE TABLE UNDER "EXPENSES" IN ITEM 5 OF THE PROFILE, PLEASE NOTE THAT THE EXPENSE NUMBERS UNDER THE COLUMN HEADING "10 YEARS" WILL BE SLIGHTLY LOWER THAN THE NUMBERS SHOWN DUE TO THE REDUCTION IN THE INTEREST RATE CREDITED UNDER THE GUARANTEED MINIMUM INCOME BENEFIT BENEFIT BASE.

THE FOLLOWING REPLACES THE THIRD PARAGRAPH UNDER "DEATH BENEFIT" IN ITEM 9 OF THE PROFILE:

5% Roll Up to Age 80 (Not available in New York) -- We add interest to the initial amount at 5% (3% for amounts in the Alliance Money Market Fund and Guaranteed Fixed Interest Accounts) through the annuitant's age 80 (or at the annuitant's death, if earlier). The 5% interest rate will still apply for amounts in the Alliance Money Market Fund under the Special Dollar Cost Averaging program discussed in item 10 "OTHER INFORMATION."

IN THE TABLE UNDER THE HEADING "EXAMPLES" ON PAGE 9 OF THE PROSPECTUS, PLEASE NOTE THAT OTHER THAN FOR SURRENDER IN THE FIRST YEAR WHEN THE EXPENSE NUMBERS WILL BE THE SAME, THE NUMBERS WILL BE SLIGHTLY LOWER THAN THE NUMBERS SHOWN DUE TO THE CHANGE IN THE INTEREST RATE CREDITED UNDER THE GUARANTEED MINIMUM INCOME BENEFIT BENEFIT BASE.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER THE HEADING "BASEBUILDER BENEFITS" ON PAGE 23 OF THE PROSPECTUS:

The baseBUILDER option provides guaranteed benefits in the form of a Combined Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit. The combined benefit is available for Annuitant issue ages 20 through 75 and is subject to an additional charge (see "baseBUILDER Benefits Charge" in Part 5 of the Prospectus). baseBUILDER provides a degree of protection for you while the Annuitant lives (Income Benefit), as well as for the beneficiary should the Annuitant die. As part of baseBUILDER you will have a choice of two Guaranteed Minimum Death Benefit options for Annuitant issue ages 20 through 75: (i) a 5% Roll Up to Age 80 or (ii) an Annual Ratchet to Age 80. The Guaranteed Minimum Death Benefit choices are still provided under the Certificate even if you do not elect baseBUILDER. The two choices are also provided for Annuitant issue ages 0 through 19 under NQ Certificates and for Annuitant issue ages 76 through
79. baseBUILDER is not currently available in New York.

THE FOLLOWING REPLACES THE THIRD PARAGRAPH AND THE CHART FOLLOWING THE PARAGRAPH UNDER THE HEADING "GUARANTEED MINIMUM INCOME BENEFIT" ON PAGE 24 OF THE
PROSPECTUS:

Illustrated below are Guaranteed Minimum Income Benefit amounts per $100,000 of initial contribution, for a male Annuitant age 60 (at issue) on Contract Date anniversaries as indicated below, assuming no subsequent contributions, withdrawals, or loans under TSA Certificates, and assuming there were no allocations to the Alliance Money Market Fund or the Guaranteed Period Account.

          ---------------------------------------------------------------
                                             Guaranteed Minimum
                                       Income Benefit -- Annual Income
                Contract Date              Payable for Life with
           Anniversary at Exercise         10 Year Period Certain
          ---------------------------------------------------------------
                    7                              $ 8,315
                   10                               10,341
                   15                               14,924
          ---------------------------------------------------------------

THE FOLLOWING REPLACES THE FIRST THREE PARAGRAPHS UNDER THE SUBHEADING "GUARANTEED MINIMUM DEATH BENEFIT" ON PAGE 25 OF THE PROSPECTUS AND THE SECOND PARAGRAPH UNDER THE SUBHEADING "GUARANTEED MINIMUM DEATH BENEFIT" BEGINNING ON PAGE 3 OF THE TSA SUPPLEMENT:

Applicable for Annuitant Issue Ages 0 through 79 under NQ Certificates; 20 through 78 under IRA and TSA Certificates; and 20 through 70 under QP Certificates

You elect either the "5% Roll Up to Age 80" or the "Annual Ratchet to Age 80" Guaranteed Minimum Death Benefit when you apply for a Certificate. Once elected, the benefit may not be changed.

5% Roll Up to Age 80 -- On the Contract Date, the Guaranteed Minimum Death Benefit is equal to the initial contribution. Thereafter, the Guaranteed Minimum Death Benefit is credited with interest at 5% (3% for amounts in the Alliance Money Market Fund and the Guarantee Periods) on each Contract Date anniversary (compounded annually) through the Annuitant's age 80 (or at the Annuitant's death, if earlier), and 0% thereafter. An interest rate of 5% will apply for amounts in the Alliance Money Market Fund under the Special Dollar Cost Averaging program. Under TSA Certificates, while a loan is outstanding, the amount in the loan reserve account will be credited with interest at 3%.

On the date that a subsequent contribution is applied, your current Guaranteed Minimum Death Benefit will increase by the dollar amount of the subsequent contribution. On the date that a withdrawal is made, your Guaranteed Minimum Death Benefit will be adjusted for the withdrawal. See "How Withdrawals Affect Your Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit" below.

The 5% Roll Up to Age 80 Guaranteed Minimum Death Benefit is not available in New York.

THE FOLLOWING REPLACES THE INFORMATION UNDER THE HEADING "HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT AND GUARANTEED MINIMUM DEATH BENEFIT" ON PAGE 31 OF THE PROSPECTUS:

Withdrawals will reduce your guaranteed benefits on either a dollar-for-dollar basis or on a pro rata basis as explained below:

Guaranteed Minimum Income Benefit benefit base -- Your current Guaranteed Minimum Income Benefit benefit base (described below) will be reduced on a dollar-for-dollar basis as long as the sum of your withdrawals in a Contract Year is 5% or less of the beginning of Contract Year Guaranteed Minimum Death Benefit. Once you take a withdrawal that causes the sum of your withdrawals in a Contract Year to exceed 5% of the beginning of Contract Year Guaranteed Minimum Death Benefit, that withdrawal and any subsequent withdrawals in that same Contract Year will reduce your current Guaranteed Minimum Income Benefit benefit base on a pro rata basis.

5% Roll Up to Age 80 -- If you elect the 5% Roll Up to Age 80 Guaranteed Minimum Death Benefit, your current Guaranteed Minimum Death Benefit will be reduced on a dollar-for-dollar basis as long as the sum of your withdrawals in a Contract Year is 5% or less of the beginning of Contract Year Guaranteed Minimum Death Benefit. Once you take a withdrawal that causes the sum of your withdrawals in a Contract Year to exceed 5% of the beginning of Contract Year Guaranteed Minimum Death Benefit, that withdrawal and any subsequent withdrawals in that same Contract Year will reduce your current Guaranteed Minimum Death Benefit on a pro rata basis.

Annual Ratchet to Age 80 -- If you elect the Annual Ratchet to Age 80 Guaranteed Minimum Death Benefit, each withdrawal will always reduce your current Guaranteed Minimum Death Benefit on a pro rata basis.

Reduction on a dollar-for-dollar basis means that your current benefit will be reduced by the dollar amount of the withdrawal. Reduction on a pro rata basis means that we calculate the percentage of the Annuity Account Value (as of the Transaction Date) that is being withdrawn and we reduce your current benefit by that same percentage. For example, if your Annuity Account Value is $30,000 and you withdraw $12,000, you have withdrawn 40% ($12,000/ $30,000) of your Annuity Account Value. If your Guaranteed Minimum Death Benefit was $40,000 prior to the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new Guaranteed Minimum Death Benefit after the withdrawal would be $24,000 ($40,000
- $16,000).

The timing of your withdrawals and whether they exceed the 5% threshold described above can have a significant impact on your Guaranteed Minimum Income Benefit or Guaranteed Minimum Death Benefit.

THE FOLLOWING REPLACES THE INFORMATION UNDER THE SUBHEADING "GUARANTEED MINIMUM INCOME BENEFIT BENEFIT BASE" ON PAGE 31 OF THE PROSPECTUS AND THE PARAGRAPH UNDER THE SUBHEADING "GUARANTEED MINIMUM INCOME BENEFIT ON PAGE 4 OF THE TSA
SUPPLEMENT:

On the Contract Date, the Guaranteed Minimum Income Benefit benefit base is equal to the initial contribution. Thereafter, the Guaranteed Minimum Income Benefit benefit base is credited with interest at 5% (3% for amounts in the Alliance Money Market Fund and the Guarantee Periods) on each Contract Date anniversary (compounded annually) through the Annuitant's age 80, and 0% thereafter. An interest rate of 5% will apply for amounts in the Alliance Money Market Fund under the Special Dollar Cost Averaging program. Under TSA Certificates, while a loan is outstanding, the amount in the loan reserve account will be credited with interest at 3%.

On the date that a subsequent contribution is applied, your current Guaranteed Minimum Income Benefit benefit base will increase by the dollar amount of the subsequent contribution. On the date that a withdrawal is made, your Guaranteed Minimum Income Benefit benefit base will be reduced by (i) the dollar amount of the withdrawal or (ii) the percentage of the Annuity Account Value being withdrawn, as explained above. The Guaranteed Minimum Income Benefit benefit base will also be reduced by any withdrawal charge remaining on the Transaction Date that you exercise your Guaranteed Minimum Income Benefit.

Your Guaranteed Minimum Income Benefit benefit base is applied to guaranteed minimum annuity purchase factors to determine the Guaranteed Minimum Income Benefit. The guaranteed minimum annuity purchase factors are based on (i) interest at 2.5%, and (ii) mortality tables that assume increasing longevity. These interest and mortality factors are generally more conservative than the basis underlying current annuity purchase factors, which means that they would produce less periodic income for an equal amount applied.

Your Guaranteed Minimum Income Benefit benefit base does not create an Annuity Account Value or a Cash Value and is used solely for purposes of calculating your Guaranteed Minimum Income Benefit.

THE FOLLOWING REPLACES APPENDIX III ON PAGE 59 OF THE PROSPECTUS:

             APPENDIX III: GUARANTEED MINIMUM DEATH BENEFIT EXAMPLE
--------------------------------------------------------------------------------

Under the Certificates the death benefit is equal to the Annuity Account Value or, if greater, the Guaranteed Minimum Death Benefit (see "Guaranteed Minimum Death Benefit" on page 9 of this Supplement and on page 25 of the Prospectus).

The following is an example illustrating the calculation of the Guaranteed Minimum Death Benefit. Assuming $100,000 is allocated to the Investment Funds (with no allocation to the Alliance Money Market Fund or the Guarantee Periods), no subsequent contributions, no transfers, no withdrawals, and no loans under a TSA Certificate, the Guaranteed Minimum Death Benefit for an Annuitant age 45 would be calculated as follows:

   -------------------------------------------------------------------------------------------------------------------
          End of                                              5% Roll Up to Age 80         Annual Ratchet to Age 80
         Contract                   Annuity                    Guaranteed Minimum             Guaranteed Minimum
           Year                  Account Value                   Death Benefit                  Death Benefit
   --------------------------------------------------------------------------------------------------------------------

             1                       $105,000                        $105,000(1)                  $105,000(3)
             2                       $115,500                        $110,250(2)                  $115,500(3)
             3                       $129,360                        $115,763(2)                  $129,360(3)
             4                       $103,488                        $121,551(1)                  $129,360(4)
             5                       $113,837                        $127,628(1)                  $129,360(4)
             6                       $127,497                        $134,010(1)                  $129,360(4)
             7                       $127,497                        $140,710(1)                  $129,360(4)
   --------------------------------------------------------------------------------------------------------------------

The Annuity Account Values for Contract Years 1 through 7 are determined based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%,
12.00% and 0.00%. We are using these rates solely to illustrate how the benefit is determined. The rates of return bear no relationship to past or future investment results.

5% ROLL UP TO AGE 80

(1) At the end of Contract Years 1 and again at the end of Contract Years 4 through 7, the death benefit will be equal to the Guaranteed Minimum Death Benefit.

(2) At the end of Contract Years 2 and 3, the death benefit will be equal to the Annuity Account Value since it is higher than the current Guaranteed Minimum Death Benefit.

ANNUAL RATCHET TO AGE 80

(3) At the end of Contract Years 1, through 3, the Guaranteed Minimum Death Benefit is equal to the current Annuity Account Value.

(4) At the end of Contract Years 4 through 7, the Guaranteed Minimum Death Benefit is equal to the Guaranteed Minimum Death Benefit at the end of the prior year since it is equal to or higher than the current Annuity Account Value.

                                  SUPPLEMENT TO
                             EQUITABLE ACCUMULATOR(SM)
                                (IRA, NQ, AND QP)
                        PROSPECTUS DATED MAY 1, 1998, AND
              TAX SHELTERED ANNUITY SUPPLEMENT DATED JUNE 18, 1998

          Combination Variable and Fixed Deferred Annuity Certificates

                                    Issued By
            The Equitable Life Assurance Society of the United States

--------------------------------------------------------------------------------

This prospectus supplement (SUPPLEMENT) updates certain information contained in the Profile and Prospectus dated May 1, 1998, and the Tax Sheltered Annuity prospectus supplement (TSA SUPPLEMENT) dated June 18, 1998. Capitalized terms have the same meaning as in the Prospectus and TSA Supplement.

This prospectus supplement provides information on a new Investment Fund and a new Guarantee Period.

IN THE THIRD PARAGRAPH ON THE COVER PAGE OF THE PROSPECTUS, THE NUMBER OF VARIABLE INVESTMENT FUNDS AVAILABLE IS CHANGED FROM 17 TO 18.

THE FOLLOWING IS ADDED UNDER ITEM 4 "INVESTMENT OPTIONS" AT THE END OF THE LIST OF THE EQAT INVESTMENT FUNDS ON PAGE 3 OF THE PROFILE AND AT THE END OF THE THIRD COLUMN UNDER THE LIST OF INVESTMENT FUNDS ON THE COVER PAGE OF THE
PROSPECTUS:

o        MFS Growth with Income

IN ITEM 4 OF THE PROFILE IN THE PARAGRAPH FOLLOWING THE LIST OF INVESTMENT FUNDS, AND THROUGHOUT THE PROSPECTUS, THE DISCUSSION OF AVAILABLE GUARANTEE PERIODS (REFERRED TO AS GUARANTEED FIXED INTEREST ACCOUNTS IN THE PROFILE) IS CHANGED. THE GUARANTEE PERIOD MATURING IN 1999 IS NO LONGER AVAILABLE FOR ALLOCATION. A GUARANTEE PERIOD WITH AN EXPIRATION DATE OF FEBRUARY 15, 2009 IS ADDED.

IN ITEM 5 "EXPENSES" BEGINNING ON PAGE 3 OF THE PROFILE, THE FOLLOWING INFORMATION IS ADDED AT THE END OF THE TABLE OF EXPENSES:

---------------------------------------- ----------------- ---------------- ----------------- ----------------------------
                                              TOTAL             TOTAL                                  EXAMPLES
                                              ANNUAL           ANNUAL            TOTAL               Total Annual
                                           CERTIFICATE        PORTFOLIO          ANNUAL           Expenses at End of:
INVESTMENT FUNDS                             CHARGES           CHARGES          CHARGES              (1)        (2)
                                                                                                   1 Year     10 Years
MFS Growth with Income                         1.35%             0.85%            2.20%            $92.28      $288.16
---------------------------------------- ----------------- ---------------- ----------------- ----------------------------


THE FOLLOWING IS ADDED AT THE END OF THE TABLE UNDER "HRT AND EQAT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)" ON PAGE 8 OF THE PROSPECTUS:

-------------------------------------- -------------------- -------------------- -------------------- --------------------
                                           INVESTMENT                                                        TOTAL
                                          MANAGEMENT &                                  OTHER               ANNUAL
PORTFOLIOS                                ADVISORY FEES        12B-1 FEE(5)           EXPENSES             EXPENSES
----------                                -------------        ---------              --------             --------
MFS Growth with Income (7)                    0.55%                0.25%                0.05%                0.85%
-------------------------------------- -------------------- -------------------- -------------------- --------------------


           Copyright 1999 The Equitable Life Assurance Society of the
                    United States, New York, New York 10104.
               All rights reserved. Accumulator is a service mark
           The Equitable Life Assurance Society of the United States.

SUPPLEMENT DATED JANUARY 4, 1999

PROS 1A SUPP7 (1/99)

THE FOLLOWING IS ADDED AT THE END OF THE FIRST PARAGRAPH UNDER FOOTNOTE (7) ON PAGE 8 OF THE PROSPECTUS:

The MFS Growth with Income Portfolio had initial seed capital invested on December 31, 1998.

THE FOLLOWING IS ADDED AT THE END OF THE SECOND PARAGRAPH UNDER FOOTNOTE (7):

The total annual operating expenses for the MFS Growth with Income Portfolio is also limited to 0.85% of the average daily net assets.

THE FOLLOWING IS ADDED AFTER THE THIRD PARAGRAPH UNDER FOOTNOTE (7):

For the MFS Growth with Income Portfolio which had initial seed capital invested on December 31, 1998, absent the expense limitation, we estimate that the other expenses for 1999 will be 0.777%.

THE FOLLOWING IS ADDED AFTER THE "EXAMPLES" TABLE UNDER THE EQAT INVESTMENT FUNDS ON PAGE 9 OF THE PROSPECTUS:

-------------------------------------------------------------------------------------------------------------------
                            IF YOU SURRENDER YOUR CERTIFICATE AT THE  IF YOU DO NOT SURRENDER YOUR CERTIFICATE
                            END OF EACH PERIOD SHOWN, THE EXPENSES    AT THE END OF EACH PERIOD SHOWN, THE
                            WOULD BE:                                 EXPENSES WOULD BE:

                            1 YEAR   3 YEARS  5 YEARS  10 YEARS    1 YEAR      3 YEARS   5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------------------------
MFS Growth with Income      $92.28   $124.93       --     --       $25.43      $78.41      --        --


THE FOLLOWING REPLACES THE SECOND SENTENCE UNDER THE DESCRIPTION OF "MASSACHUSETTS FINANCIAL SERVICES COMPANY" ON PAGE 13 OF THE PROSPECTUS:

MFS advises MFS Research and MFS Growth with Income, domestic equity portfolios, and MFS Emerging Growth Companies, an aggressive equity portfolio.

THE FOLLOWING IS ADDED AT THE END OF THE TABLE UNDER "INVESTMENT POLICIES AND OBJECTIVES OF HRT'S PORTFOLIOS AND EQAT'S PORTFOLIOS" BEGINNING ON PAGE 14 OF THE PROSPECTUS:

    -------------------------------- ------------------------------------------------- ------------------------------
            EQAT PORTOFOLIO                         INVESTMENT POLICY                            OBJECTIVE

    MFS Growth with Income           Primarily equity securities that the adviser      Reasonable current income
                                     considers to be of high or improving investment   and long-term growth of
                                     quality with due regard for both probable         capital and income
                                     income and probable safety of capital.
    -------------------------------- ------------------------------------------------- ------------------------------

THE FOLLOWING IS ADDED AT THE END OF THE ADVISORY FEE TABLE FOR THE EQAT PORTFOLIOS ON PAGE 37 OF THE PROSPECTUS:

   ----------------------------------------------------------------------
                                                           MAXIMUM
                                                         INVESTMENT
                                                        ADVISORY FEE
   EQAT PORTFOLIO                                      (ANNUAL RATE)
   ----------------------------------------------------------------------
   MFS Growth with Income                                  0.55%

                                  SUPPLEMENT TO
                             EQUITABLE ACCUMULATOR(SM)
                                (IRA, NQ, AND QP)
                        PROSPECTUS DATED MAY 1, 1998, AND
              TAX SHELTERED ANNUITY SUPPLEMENT DATED JUNE 18, 1998

          Combination Variable and Fixed Deferred Annuity Certificates

                                    Issued By
            The Equitable Life Assurance Society of the United States

--------------------------------------------------------------------------------

This prospectus supplement (SUPPLEMENT) updates certain information contained in the Profile and Prospectus dated May 1, 1998, and the Tax Sheltered Annuity prospectus supplement (TSA SUPPLEMENT) dated June 18, 1998. Capitalized terms have the same meaning as in the Prospectus and TSA Supplement.

This prospectus supplement provides information on three new Investment Funds and a new Guarantee Period.

IN THE THIRD PARAGRAPH ON THE COVER PAGE OF THE PROSPECTUS, THE NUMBER OF VARIABLE INVESTMENT FUNDS AVAILABLE IS CHANGED FROM 19 TO 22.

THE FOLLOWING IS ADDED UNDER ITEM 4 "INVESTMENT OPTIONS" AT THE END OF THE LIST OF THE EQAT INVESTMENT FUNDS ON PAGE 3 OF THE PROFILE AND AT THE END OF THE THIRD COLUMN UNDER THE LIST OF INVESTMENT FUNDS ON THE COVER PAGE OF THE
PROSPECTUS:

o        EQ/Evergreen
o        EQ/Evergreen Foundation
o        MFS Growth with Income

IN ITEM 4 OF THE PROFILE IN THE PARAGRAPH FOLLOWING THE LIST OF INVESTMENT FUNDS, AND THROUGHOUT THE PROSPECTUS, THE DISCUSSION OF AVAILABLE GUARANTEE PERIODS (REFERRED TO AS GUARANTEED FIXED INTEREST ACCOUNTS IN THE PROFILE) IS CHANGED. THE GUARANTEE PERIOD MATURING IN 1999 IS NO LONGER AVAILABLE FOR ALLOCATION. A GUARANTEE PERIOD WITH AN EXPIRATION DATE OF FEBRUARY 15, 2009 IS ADDED.

IN ITEM 5 "EXPENSES" BEGINNING ON PAGE 3 OF THE PROFILE, THE FOLLOWING INFORMATION IS ADDED AT THE END OF THE TABLE OF EXPENSES:

---------------------------------------- ----------------- ---------------- ----------------- ----------------------------
                                              TOTAL             TOTAL                                  EXAMPLES
                                              ANNUAL            ANNUAL           TOTAL               Total Annual
                                           CERTIFICATE        PORTFOLIO          ANNUAL           Expenses at End of:
INVESTMENT FUNDS                             CHARGES           CHARGES          CHARGES              (1)        (2)
                                                                                                   1 Year     10 Years
---------------------------------------- ----------------- ---------------- ----------------- ----------------------------
EQ/Evergreen                                   1.35%             1.05%            2.40%            $94.27      $307.88
EQ/Evergreen Foundation                        1.35%             0.95%            2.30%            $93.27      $298.05
MFS Growth with Income                         1.35%             0.85%            2.20%            $92.28      $288.16
---------------------------------------- ----------------- ---------------- ----------------- ----------------------------

--------------------------------------------------------------------------------------------------------------------------
Copyright 1999 The Equitable Life Assurance Society of the United States, New York, New York 10104. All rights reserved.
Accumulator is a service mark of The Equitable Life Assurance Society of the United States.


SUPPLEMENT DATED JANUARY 4, 1999

PROS 1AML SUPP7 (1/99)

THE FOLLOWING IS ADDED AT THE END OF THE TABLE UNDER "HRT AND EQAT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)" ON PAGE 8 OF THE PROSPECTUS:

-------------------------------------- -------------------- -------------------- -------------------- --------------------
                                           INVESTMENT                                                        TOTAL
                                          MANAGEMENT &                                  OTHER               ANNUAL
PORTFOLIOS                                ADVISORY FEES        12B-1 FEE(5)           EXPENSES             EXPENSES
-------------------------------------- -------------------- -------------------- -------------------- --------------------
EQ/Evergreen (7)                              0.75%                0.25%                0.05%                1.05%
EQ/Evergreen Foundation (7)                   0.63%                0.25%                0.07%                0.95%
MFS Growth with Income (7)                    0.55%                0.25%                0.05%                0.85%
-------------------------------------- -------------------- -------------------- -------------------- --------------------

THE FOLLOWING IS ADDED AT THE END OF THE FIRST PARAGRAPH UNDER FOOTNOTE (7) ON PAGE 8 OF THE PROSPECTUS:

The EQ/Evergreen, EQ/Evergreen Foundation and MFS Growth with Income Portfolios had initial seed capital invested on December 31, 1998.

THE FOLLOWING IS ADDED AT THE END OF THE SECOND PARAGRAPH UNDER FOOTNOTE (7):

The total annual operating expenses of the following portfolios are also limited for the respective average daily net assets as follows: EQ/Evergreen - 1.05%; EQ/Evergreen Foundation - 0.95%; and MFS Growth with Income - 0.85%.

THE FOLLOWING IS ADDED AFTER THE THIRD PARAGRAPH UNDER FOOTNOTE (7):

For the EQAT Portfolios which had initial seed capital invested on December 31, 1998, absent the expense limitation, we estimate that the other expenses for 1999 will be 0.777% for the EQ/Evergreen and MFS Growth with Income Portfolios; and 0.848% for the EQ/Evergreen Foundation Portfolio.

THE FOLLOWING IS ADDED AFTER THE "EXAMPLES" TABLE UNDER THE EQAT INVESTMENT FUNDS ON PAGE 9 OF THE PROSPECTUS:

---------------------------------------------------------------------------------------------------------------------------
                                   IF YOU SURRENDER YOUR CERTIFICATE AT THE  IF YOU DO NOT SURRENDER YOUR CERTIFICATE
                                   END OF EACH PERIOD SHOWN, THE EXPENSES    AT THE END OF EACH PERIOD SHOWN, THE
                                   WOULD BE:                                 EXPENSES WOULD BE:
                                   1 YEAR   3 YEARS  5 YEARS  10 YEARS       1 YEAR      3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen                       $94.27   $130.90       --     --          $27.42      $84.37      --        --
EQ/Evergreen Foundation             93.27    127.92       --     --           26.42       81.38      --        --
MFS Growth with Income              92.28    124.93       --     --           25.43       78.41      --        --


THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER "EQAT'S INVESTMENT ADVISERS" ON PAGE 12 OF THE PROSPECTUS:

Bankers Trust Company, Evergreen Asset Management Corp., J.P. Morgan Investment Management Inc., Lazard Asset Management, Massachusetts Financial Services Company, Merrill Lynch Asset Management, L.P., Morgan Stanley Asset Management Inc., and Putnam Investment Management, Inc. serve as EQAT advisers only for their respective EQAT Portfolios.

THE FOLLOWING IS ADDED AFTER THE DESCRIPTION OF "BANKERS TRUST COMPANY" ON PAGE 13 OF THE PROSPECTUS:

EVERGREEN ASSET MANAGEMENT CORP.

Evergreen Asset Management Corp. (EVERGREEN) is a wholly-owned subsidiary of First Union Corporation (FIRST UNION), a bank holding company. First Union, through Evergreen and other subsidiaries, offers a broad range of financial services to individuals and businesses throughout the United States. As of December 31, 1997, Evergreen's combined assets under management totaled over $40 billion. Evergreen advises EQ/Evergreen and EQ/Evergreen Foundation, domestic equity portfolios. Evergreen is located at 2500 Westchester Avenue, Purchase, New York 10577.

THE FOLLOWING REPLACES THE SECOND SENTENCE UNDER THE DESCRIPTION OF "MASSACHUSETTS FINANCIAL SERVICES COMPANY" ON PAGE 13 OF THE PROSPECTUS:

MFS advises MFS Research and MFS Growth with Income, domestic equity portfolios, and MFS Emerging Growth Companies, an aggressive equity portfolio.

THE FOLLOWING IS ADDED AT THE END OF THE TABLE UNDER "INVESTMENT POLICIES AND OBJECTIVES OF HRT'S PORTFOLIOS AND EQAT'S PORTFOLIOS" BEGINNING ON PAGE 14 OF THE PROSPECTUS:

    -------------------------------- ------------------------------------------------- ------------------------------
            EQAT PORTFOLIO                          INVESTMENT POLICY                            OBJECTIVE
    -------------------------------- ------------------------------------------------- ------------------------------

    EQ/Evergreen                     Primarily common stocks and convertible           Capital appreciation
                                     securities of companies that are little-known,
                                     relatively small, or represent special
                                     situations which, in the view of the adviser,
                                     offer potential for capital appreciation.
    -------------------------------- ------------------------------------------------- ------------------------------

    EQ/Evergreen Foundation          Invests in a diversified, balanced portfolio of   In order of priority,
                                     stocks and bonds.                                 reasonable income,
                                                                                       conservation of capital and
                                                                                       capital appreciation
    -------------------------------- ------------------------------------------------- ------------------------------

    MFS Growth with Income           Primarily equity securities that the adviser      Reasonable current income
                                     considers to be of high or improving investment   and long-term growth of
                                     quality with due regard for both probable         capital and income
                                     income and probable safety of capital.
    -------------------------------- ------------------------------------------------- ------------------------------

THE FOLLOWING IS ADDED AT THE END OF THE ADVISORY FEE TABLE FOR THE EQAT PORTFOLIOS ON PAGE 36 OF THE PROSPECTUS:

--------------------------------------------------------------------------------
                                                                MAXIMUM
                                                              INVESTMENT
                                                             ADVISORY FEE
         EQAT PORTFOLIO                                      (ANNUAL RATE)
--------------------------------------------------------------------------------
         EQ/Evergreen                                            0.75%
         EQ/Evergreen Foundation                                 0.63%
         MFS Growth with Income                                  0.55%

                 SUPPLEMENT TO INCOME MANAGER(R) ACCUMULATOR(SM) AND INCOME MANAGER(R) ROLLOVER IRA PROSPECTUSES
               DATED OCTOBER 16, 1996, AS PREVIOUSLY SUPPLEMENTED ON MAY 1, 1997, DECEMBER 31, 1997, AND MAY 1, 1998

          Combination Variable and Fixed Deferred Annuity Certificates

                                    Issued By
            The Equitable Life Assurance Society of the United States

--------------------------------------------------------------------------------

This prospectus supplement (SUPPLEMENT) updates certain information contained in the Prospectuses dated October 16, 1996, as previously supplemented on May 1, 1997, December 31, 1997, and May 1, 1998. You should read this Supplement in conjunction with the Prospectus and prior supplements. You should keep the supplements and the Prospectus for future reference. Capitalized terms have the same meaning as in the Prospectuses and prior supplements.

This Supplement provides information on a new Investment Fund and a new Guarantee Period.

THE NUMBER OF VARIABLE INVESTMENT FUNDS AVAILABLE IS CHANGED FROM 17 TO 18. THE FOLLOWING INVESTMENT FUND IS ADDED:

     o    MFS Growth with Income

THE GUARANTEE PERIOD MATURING IN 1999 IS NO LONGER AVAILABLE FOR ALLOCATION. UNDER THE ACCUMULATOR PROSPECTUS, A GUARANTEE PERIOD WITH AN EXPIRATION DATE OF FEBRUARY 15, 2009 IS ADDED. UNDER THE ROLLOVER IRA PRROSPECTUS, THE GUARANTEE PERIOD WITH AN EXPIRATION DATE OF FEBRUARY 15, 2009 IS NOW AVAILABLE FOR ALLOCATION. UNDER THE ASSURED PAYMENT OPTION AND APO PLUS, A GUARANTEE PERIOD WITH AN EXPIRATION DATE OF FEBRUARY 15, 2014 IS ADDED.

THE FOLLOWING ARE THE EXPENSES FOR THE NEW PORTFOLIO:

--------------------------------------------------------------------------------------------------------------------------
                                           INVESTMENT                                                        TOTAL
                                          MANAGEMENT &                                  OTHER               ANNUAL
PORTFOLIOS                                ADVISORY FEES          12B-1 FEE            EXPENSES             EXPENSES
----------                                -------------          ---------            --------             --------
MFS Growth with Income*                       0.55%                0.25%                0.05%                0.85%
--------------------------------------------------------------------------------------------------------------------------


* The MFS Growth with Income Portfolio had initial seed capital invested on December 31, 1998. The maximum investment management and advisory fees for each EQAT Portfolio cannot be increased without a vote of that Portfolio's shareholders. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses, however, EQ Financial Consultants, Inc. ("EQ Financial"), EQAT's manager, has entered into an expense limitation agreement with respect to each Portfolio ("Expense Limitation Agreement"), pursuant to which EQ Financial has agreed to waive or limit its fees and assume other expenses. Under the Expense Limitation Agreement, the total annual operating expenses for the MFS Growth with Income Portfolio (other than interest, taxes, brokerage commissions, capitalized expenditures, extraordinary expenses, and 12b-1 fees) is limited to 0.85% of the average daily net assets.

     Absent the expense limitation, we estimate that the other expenses for 1999 on an annualized basis will be 0.777% for the MFS Growth with Income Portfolio.

     Each Portfolio may at a later date make a reimbursement to EQ Financial for any of the management fees waived or limited and other expenses assumed and paid by EQ Financial pursuant to the Expense Limitation Agreement provided that, among other things, such Portfolio has reached sufficient size to permit such reimbursement to be made and provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the EQAT prospectus supplement for more information.

--------------------------------------------------------------------------------
    Copyright 1999 The Equitable Life Assurance Society of the United States,
                 New York, New York 10104. All rights reserved.
Accumulator is a service mark and Income Manager is a registered service mark of
           The Equitable Life Assurance Society of the United States.

SUPPLEMENT DATED JANUARY 4, 1999

PROS EDI SUPP11 (1/99)

EXAMPLES

The examples below show the expenses that a hypothetical Certificate Owner would pay under the Combined GMDB/GMIB with a 6% to Age 80 Benefit and under the GMDB Only Benefit in the two situations noted below assuming a $1,000 contribution was invested in one of the Investment Funds listed, and a 5% annual return on assets.(1)

These examples should not be considered a representation of past or future expenses for each Investment Fund or Portfolio. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

                                                 COMBINED GMDB/GMIB BENEFIT ELECTION
---------------------------------------------------------------------------------------------------------------------------
                                   IF YOU SURRENDER YOUR CERTIFICATE AT THE  IF YOU DO NOT SURRENDER YOUR CERTIFICATE
                                   END OF EACH PERIOD SHOWN, THE EXPENSES    AT THE END OF EACH PERIOD SHOWN, THE
                                   WOULD BE:                                 EXPENSES WOULD BE:
---------------------------------------------------------------------------------------------------------------------------
                                   1 YEAR   3 YEARS  5 YEARS  10 YEARS       1 YEAR      3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------------------
MFS Growth with Income             $90.75   $123.59      --      --          $25.52      $78.95      --        --

                                                     GMDB ONLY BENEFIT ELECTION
---------------------------------------------------------------------------------------------------------------------------
                                   IF YOU SURRENDER YOUR CERTIFICATE AT THE  IF YOU DO NOT SURRENDER YOUR CERTIFICATE
                                   END OF EACH PERIOD SHOWN, THE EXPENSES    AT THE END OF EACH PERIOD SHOWN, THE
                                   WOULD BE:                                 EXPENSES WOULD BE:
---------------------------------------------------------------------------------------------------------------------------
                                   1 YEAR   3 YEARS  5 YEARS  10 YEARS       1 YEAR      3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------------------
MFS Growth with Income             $90.75   $118.31       --     --          $22.87      $70.68      --        --

(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity at the end of any of the periods shown in the examples. If the amount applied to purchase an annuity is less than $2,000, or the initial payment is less than $20 we may pay the amount to the payee in a single sum instead of as payments under an annuity form. See "Income Annuity Options" in the Prospectus. The examples do not reflect charges for applicable taxes such as state or local premium taxes that may also be deducted in certain jurisdictions.

THE FOLLOWING UPDATES THE INFORMATION FOR MASSACHUSETTS FINANCIAL SERVICES COMPANY TO INCLUDE THE NEW PORTFOLIO:

MFS advises MFS Research and MFS Growth with Income, domestic equity portfolios, and MFS Emerging Growth Companies, an aggressive equity portfolio.

INVESTMENT POLICIES AND OBJECTIVES OF EQAT'S PORTFOLIOS

THE FOLLOWING PROVIDES INFORMATION ON THE INVESTMENT POLICY AND OBJECTIVE OF THE NEW PORTFOLIO:

Each Portfolio has a different investment objective which it tries to achieve by following separate investment policies. The policies and objectives of each Portfolio will affect its return and its risks. There is no guarantee that these objectives will be achieved. Set forth below is a summary of the investment policies and objectives of each Portfolio. This summary is qualified in its entirety by reference to the EQAT prospectus supplement. Please read the EQAT Trust prospectus supplement carefully before investing.

    -------------------------------- ------------------------------------------------- ------------------------------
            EQAT Portfolio                          Investment Policy                            Objective
    -------------------------------- ------------------------------------------------- ------------------------------

    MFS Growth with Income           Primarily equity securities that the adviser      Reasonable current income
                                     considers to be of high or improving investment   and long-term growth of
                                     quality with due regard for both probable         capital and income
                                     income and probable safety of capital.
    -------------------------------- ------------------------------------------------- ------------------------------

THE EQAT CHARGE TO THE MFS GROWTH WITH INCOME PORTFOLIO IS AS FOLLOWS:

                                                  MAXIMUM
                                                INVESTMENT
                                              MANAGEMENT AND
                                               ADVISORY FEE
                                               (ANNUAL RATE
                                               ------------
        MFS Growth with Income                     0.55%

                                     PART C

                               OTHER INFORMATION
                               -----------------


This Part C is amended solely for the purpose of filing the exhibits noted below. No amendment or deletion is made of any of the other information set forth under the Part C Items as provided in Post-Effective Amendment Nos. 6 and 7 to the Registration Statement.

Item 24. Financial Statements and Exhibits.

         (b) Exhibits.

         The following additional exhibits are added herewith:

         4(v) Form or Data Pages (as revised) for Equitable Accumulator (IRA, NQ, QP and TSA)

         4(w) Form of Endorsement No. 98ENIRAI-IM to Contract No. 1050-94IC and the Certificates under the Contract

         5(r) Form of Enrollment Form/Application (as revised) Equitable Accumulator (IRA, NQ, QP, and TSA)

         10(a) Consent of PricewaterhouseCoopers LLP

                                   SIGNATURES




         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement, to be signed on its behalf, in the City and State of New York, on this 28th day of December, 1998.





                                           SEPARATE ACCOUNT No. 49 OF
                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                    (Registrant)

                                           By: The Equitable Life Assurance
                                               Society of the United States


                                           By: /s/ Jerome S. Golden
                                              ---------------------------------
                                              Jerome S. Golden
                                              Executive Vice President,
                                              Product Management Group,
                                              The Equitable Life Assurance
                                              Society of the United States

                                   SIGNATURES




         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor certifies that it has caused this amended Registration Statement to be signed on its behalf, in the City and State of New York, on this 28th day of December, 1998.




                                           THE EQUITABLE LIFE ASSURANCE
                                           SOCIETY OF THE UNITED STATES
                                                      (Depositor)


                                           By: /s/ Jerome S. Golden
                                              ---------------------------------
                                              Jerome S. Golden
                                              Executive Vice President,
                                              Product Management Group,
                                              The Equitable Life Assurance
                                              Society of the United States


         As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

Michael Hegarty                            President, Chief Operating Officer
                                           and Director

Edward D. Miller                           Chairman of the Board, Chief
                                           Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

Stanley B. Tulin                           Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:



/s/ Alvin H. Fenichel                      Senior Vice President and Controller
------------------------
Alvin H. Fenichel
December 28, 1998




DIRECTORS:

Francoise Colloc'h       Donald J. Greene             George T. Lowy
Henri de Castries        John T. Hartley              Edward D. Miller
Joseph L. Dionne         John H.F. Haskell, Jr.       Didier Pineau-Valencienne
Denis Duverne            Michael Hegarty              George J. Sella, Jr
William T. Esrey         Mary R. (Nina) Henderson     Stanley B. Tulin
Jean-Rene Fourtou        W. Edwin Jarmain             Dave H. Williams
Norman C. Francis        G. Donald Johnston, Jr.



By: /s/ Jerome S. Golden
   ------------------------
        Jerome S. Golden
        Attorney-in-Fact
        December 28, 1998

                                 EXHIBIT INDEX

EXHIBIT NO.                                                                     TAG VALUE
-----------                                                                     ---------

4(v)         Form of Data Pages (as revised) for Equitable Accumulator          EX-99.4v
             (IRA, NQ, QP and TSA)

4(w)         Form of Endorsement No. 98ENIRAI-IM to Contract No. 1050-94IC and  EX-99.4w
             the Certificate under the Contract

5(r)         Form of Enrollment Form/Application (as revised)for Equitable      EX-99.5g
             Accumulator (IRA, NQ, QP, and TSA)

10(a)        Consent of PricewaterhouseCoopers LLP                              EX-99.10a

